JPMorgan Global Bond Opportunities Fund
Schedule of Portfolio Investments as of November 30, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY.  IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 63.8%
Australia — 0.4%
Commonwealth Bank of Australia 3.78%, 3/14/2032 (a) (b)	620	519
Glencore Funding LLC
5.40%, 5/8/2028 (a)	4,660	4,631
6.38%, 10/6/2030 (a)	2,515	2,600
2.85%, 4/27/2031 (a)	7,500	6,150
Westpac Banking Corp. (USD SOFR Spread-Adjusted ICE Swap Rate 5 Year + 2.24%), 4.32%, 11/23/2031 (b) (c)	900	851
		14,751
Austria — 0.1%
ams-OSRAM AG
7.00%, 7/31/2025 (a)	650	661
12.25%, 3/30/2029 (a)	475	484
Benteler International AG
9.38%, 5/15/2028 (a)	EUR576	658
9.38%, 5/15/2028 (d)	EUR450	514
		2,317
Belgium — 0.6%
Azelis Finance NV 5.75%, 3/15/2028 (d)	EUR1,100	1,220
KBC Group NV
(EUR Swap Annual 5 Year + 4.69%), 4.75%, 3/5/2024 (b) (c) (d) (e) (f)	EUR1,400	1,510
(EUR Swap Annual 5 Year + 3.59%), 4.25%, 10/24/2025 (b) (c) (d) (e) (f)	EUR8,800	8,562
(EURIBOR ICE Swap Rate 5 Year + 4.93%), 8.00%, 9/5/2028 (b) (c) (d) (e) (f)	EUR1,400	1,564
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 5.80%, 1/19/2029 (a) (c)	1,340	1,329
Ontex Group NV 3.50%, 7/15/2026 (d)	EUR1,500	1,533
Sarens Finance Co. NV 5.75%, 2/21/2027 (d)	EUR1,501	1,456
Telenet Finance Luxembourg Notes SARL 3.50%, 3/1/2028 (d)	EUR2,000	2,016
		19,190
Brazil — 0.6%
Braskem Netherlands Finance BV 7.25%, 2/13/2033 (d)	3,100	2,820
Guara Norte SARL 5.20%, 6/15/2034 (a)	3,807	3,340
Klabin Austria GmbH 7.00%, 4/3/2049 (d)	2,991	2,864
MV24 Capital BV 6.75%, 6/1/2034 (a)	2,706	2,432
Nexa Resources SA 5.38%, 5/4/2027 (d)	4,523	4,245
Suzano Austria GmbH
3.75%, 1/15/2031	806	681
7.00%, 3/16/2047 (d)	1,660	1,656
		18,038
Canada — 1.2%
1011778 BC ULC
3.88%, 1/15/2028 (a)	1,840	1,694
4.00%, 10/15/2030 (a)	975	840
Bank of Nova Scotia (The) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 4.59%, 5/4/2037 (b) (c)	5,585	4,748
Canadian Pacific Railway Co. 3.50%, 5/1/2050	1,250	884
Emera US Finance LP 2.64%, 6/15/2031	6,984	5,511
Emera, Inc. Series 16-A, (3-MONTH SOFR + 5.44%), 6.75%, 6/15/2076 (c)	1,903	1,840

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Canada — continued
Enbridge, Inc. Series NC5, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.79%), 8.25%, 1/15/2084 (c)	7,100	7,088
GFL Environmental, Inc.
3.75%, 8/1/2025 (a)	385	372
4.00%, 8/1/2028 (a)	2,110	1,883
4.75%, 6/15/2029 (a)	875	799
4.38%, 8/15/2029 (a)	400	353
NOVA Chemicals Corp.
5.00%, 5/1/2025 (a)	570	553
5.25%, 6/1/2027 (a)	1,073	966
Precision Drilling Corp.
7.13%, 1/15/2026 (a)	624	620
6.88%, 1/15/2029 (a)	25	24
Ritchie Bros Holdings, Inc. 7.75%, 3/15/2031 (a)	500	519
Toronto-Dominion Bank (The) 4.11%, 6/8/2027	9,410	9,050
Transcanada Trust Series 16-A, (3-MONTH SOFR + 4.64%), 5.88%, 8/15/2076 (c)	988	924
Videotron Ltd. 5.38%, 6/15/2024 (a)	1,300	1,295
		39,963
Chile — 0.1%
Alfa Desarrollo SpA 4.55%, 9/27/2051 (a)	4,496	3,230
China — 0.8%
Country Garden Holdings Co. Ltd. 3.13%, 10/22/2025 (d)	6,408	545
Huarong Finance 2017 Co. Ltd. 4.25%, 11/7/2027 (d)	3,620	3,222
Longfor Group Holdings Ltd. 4.50%, 1/16/2028 (d)	3,780	2,119
NXP BV
5.55%, 12/1/2028	7,310	7,312
2.50%, 5/11/2031	13,325	10,792
TI Automotive Finance plc 3.75%, 4/15/2029 (d)	EUR1,613	1,552
		25,542
Colombia — 0.1%
AI Candelaria Spain SA
7.50%, 12/15/2028 (d)	1,060	989
5.75%, 6/15/2033 (a)	1,869	1,369
		2,358
Denmark — 0.6%
Danske Bank A/S
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.45%), 3.77%, 3/28/2025 (a) (c)	1,306	1,295
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.47%, 1/9/2026 (a) (c)	4,277	4,288
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 1.62%, 9/11/2026 (a) (c)	719	662
(EURIBOR ICE Swap Rate 1 Year + 1.70%), 4.75%, 6/21/2030 (c) (d)	EUR12,600	14,054
		20,299
France — 3.9%
Accor SA (EUR Swap Annual 5 Year + 4.56%), 4.38%, 1/31/2024 (c) (d) (e) (f)	EUR900	969
Altice France SA
5.88%, 2/1/2027 (d)	EUR550	498
3.38%, 1/15/2028 (d)	EUR2,159	1,727

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
France — continued
4.13%, 1/15/2029 (d)	EUR995	784
5.50%, 10/15/2029 (a)	1,745	1,259
Banijay Entertainment SASU 7.00%, 5/1/2029 (a)	EUR791	875
Banijay Group SAS 6.50%, 3/1/2026 (d)	EUR1,200	1,300
Banque Federative du Credit Mutuel SA 4.75%, 7/13/2027 (a)	4,415	4,295
BNP Paribas SA (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.35%), 8.50%, 8/14/2028 (a) (b) (c) (e) (f)	8,200	8,322
BPCE SA
5.15%, 7/21/2024 (a)	8,195	8,111
4.88%, 4/1/2026 (a)	1,880	1,820
(SOFR + 2.10%), 5.98%, 1/18/2027 (a) (c)	10,985	10,933
4.38%, 7/13/2028 (d)	EUR3,000	3,312
(SOFR + 1.31%), 2.28%, 1/20/2032 (a) (c)	3,640	2,790
(SOFR + 1.73%), 3.12%, 10/19/2032 (a) (c)	1,765	1,359
(SOFR + 2.59%), 7.00%, 10/19/2034 (a) (c)	4,435	4,570
Casino Guichard Perrachon SA 4.50%, 3/7/2024 (d) (g)	EUR1,400	9
Cerba Healthcare SACA 3.50%, 5/31/2028 (d)	EUR1,845	1,652
CGG SA 7.75%, 4/1/2027 (d)	EUR1,176	1,158
Chrome Holdco SAS 5.00%, 5/31/2029 (d)	EUR952	730
Credit Agricole SA
3.25%, 10/4/2024 (a)	1,062	1,040
(SOFR + 0.89%), 1.25%, 1/26/2027 (a) (c)	827	749
(SOFR + 1.86%), 6.32%, 10/3/2029 (a) (c)	2,275	2,319
Electricite de France SA
(EUR Swap Annual 12 Year + 3.04%), 5.00%, 1/22/2026 (c) (d) (e) (f)	EUR2,400	2,554
(EURIBOR ICE Swap Rate 5 Year + 3.37%), 2.88%, 12/15/2026 (c) (d) (e) (f)	EUR1,800	1,756
(EUR Swap Annual 5 Year + 3.20%), 3.00%, 9/3/2027 (c) (d) (e) (f)	EUR1,800	1,718
5.70%, 5/23/2028 (a)	670	677
(EUR Swap Annual 5 Year + 3.97%), 3.38%, 6/15/2030 (c) (d) (e) (f)	EUR800	723
Elis SA
2.88%, 2/15/2026 (d)	EUR2,300	2,432
1.63%, 4/3/2028 (d)	EUR800	787
Forvia SE
2.63%, 6/15/2025 (d)	EUR650	689
3.13%, 6/15/2026 (d)	EUR1,850	1,932
2.75%, 2/15/2027 (d)	EUR300	307
2.38%, 6/15/2027 (d)	EUR4,100	4,112
3.75%, 6/15/2028 (d)	EUR1,100	1,140
Iliad Holding SASU 5.13%, 10/15/2026 (d)	EUR493	529
iliad SA
5.38%, 6/14/2027 (d)	EUR2,000	2,200
1.88%, 2/11/2028 (d)	EUR2,600	2,527
Loxam SAS
4.50%, 2/15/2027 (a)	EUR1,136	1,193
4.50%, 2/15/2027 (d)	EUR1,000	1,050
Lune Holdings SARL 5.63%, 11/15/2028 (d)	EUR1,599	1,371
Orange SA (EUR Swap Annual 5 Year + 1.49%), 1.38%, 2/11/2029 (c) (d) (e) (f)	EUR2,300	2,075

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
France — continued
Orano SA 4.88%, 9/23/2024	EUR1,200	1,311
Paprec Holding SA
3.50%, 7/1/2028 (d)	EUR1,373	1,375
7.25%, 11/17/2029 (a)	EUR651	740
Parts Europe SA 6.50%, 7/16/2025 (d)	EUR1,256	1,368
Renault SA
1.25%, 6/24/2025 (d)	EUR1,500	1,554
2.00%, 9/28/2026 (d)	EUR1,700	1,731
2.50%, 6/2/2027 (d)	EUR1,800	1,827
1.13%, 10/4/2027 (d)	EUR1,300	1,258
Societe Generale SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.93%), 4.75%, 5/26/2026 (a) (b) (c) (e) (f)	4,000	3,381
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.51%), 5.38%, 11/18/2030 (a) (b) (c) (e) (f)	2,927	2,228
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 3.34%, 1/21/2033 (a) (c)	5,032	4,020
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.95%), 6.69%, 1/10/2034 (a) (c)	4,175	4,182
TotalEnergies Capital International SA
2.83%, 1/10/2030	4,885	4,350
3.13%, 5/29/2050	800	551
TotalEnergies SE (EUR Swap Annual 5 Year + 1.77%), 1.75%, 4/4/2024 (c) (d) (e) (f)	EUR3,475	3,728
Vallourec SA
8.50%, 6/30/2026 (d)	EUR600	654
Series IAI, 8.50%, 6/30/2026	EUR527	574
Veolia Environnement SA (EURIBOR ICE Swap Rate 5 Year + 2.15%), 1.63%, 6/1/2026 (c) (d) (e) (f)	EUR2,500	2,459
		127,644
Germany — 2.1%
Adler Pelzer Holding GmbH 9.50%, 4/1/2027 (a)	EUR1,368	1,433
Birkenstock Financing Sarl 5.25%, 4/30/2029 (d)	EUR2,369	2,518
Cheplapharm Arzneimittel GmbH 3.50%, 2/11/2027 (d)	EUR3,220	3,310
CT Investment GmbH 5.50%, 4/15/2026 (d)	EUR1,025	1,079
Deutsche Bank AG (SOFR + 2.26%), 3.74%, 1/7/2033 (c)	4,391	3,360
Deutsche Lufthansa AG
2.88%, 2/11/2025 (d)	EUR1,200	1,278
3.00%, 5/29/2026 (d)	EUR4,000	4,185
2.88%, 5/16/2027 (d)	EUR1,200	1,235
Douglas GmbH 6.00%, 4/8/2026 (d)	EUR3,100	3,276
IHO Verwaltungs GmbH
3.88% (Cash), 5/15/2027 (d) (h) (i)	EUR2,000	2,062
8.75% (Cash), 5/15/2028 (a) (h)	EUR1,215	1,410
8.75% (Cash), 5/15/2028 (d) (h) (i)	EUR700	812
Kirk Beauty SUN GmbH 8.25% (Cash), 10/1/2026 (d) (h)	EUR1,531	1,529
Nidda Healthcare Holding GmbH 7.50%, 8/21/2026 (d)	EUR3,250	3,606
Renk AG 5.75%, 7/15/2025 (d)	EUR1,292	1,390
Schaeffler AG
2.88%, 3/26/2027 (d)	EUR2,800	2,938
3.38%, 10/12/2028 (d)	EUR800	819
Techem Verwaltungsgesellschaft 674 mbH 6.00%, 7/30/2026 (d)	EUR1,231	1,321
Techem Verwaltungsgesellschaft 675 mbH 2.00%, 7/15/2025 (d)	EUR1,500	1,584

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Germany — continued
thyssenkrupp AG 2.88%, 2/22/2024 (d)	EUR2,600	2,815
TK Elevator Midco GmbH 4.38%, 7/15/2027 (d)	EUR1,116	1,148
TUI Cruises GmbH 6.50%, 5/15/2026 (d)	EUR833	877
Volkswagen International Finance NV
(EUR Swap Annual 5 Year + 3.75%), 3.50%, 6/17/2025 (c) (d) (e) (f)	EUR4,100	4,262
(EUR Swap Annual 10 Year + 3.98%), 4.63%, 6/27/2028 (c) (d) (e) (f)	EUR5,100	5,079
Volkswagen Leasing GmbH
0.50%, 1/12/2029 (d)	EUR4,300	3,933
0.63%, 7/19/2029 (d)	EUR3,100	2,775
ZF Europe Finance BV
2.00%, 2/23/2026 (d)	EUR2,400	2,443
2.50%, 10/23/2027 (d)	EUR1,700	1,687
ZF Finance GmbH
3.00%, 9/21/2025 (d)	EUR1,300	1,373
2.25%, 5/3/2028 (d)	EUR500	488
3.75%, 9/21/2028 (d)	EUR2,400	2,472
		68,497
India — 0.3%
Greenko Dutch BV 3.85%, 3/29/2026 (a)	2,019	1,848
Greenko Power II Ltd. 4.30%, 12/13/2028 (a)	5,093	4,494
NTPC Ltd. 3.75%, 4/3/2024 (d)	2,540	2,524
		8,866
Indonesia — 0.3%
Indonesia Asahan Aluminium PT
5.45%, 5/15/2030 (a)	2,380	2,309
6.76%, 11/15/2048 (d)	595	575
Pertamina Persero PT 3.65%, 7/30/2029 (a)	3,619	3,321
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.13%, 5/15/2027 (d)	610	585
3.00%, 6/30/2030 (a)	2,940	2,518
4.38%, 2/5/2050 (d)	879	645
		9,953
Ireland — 1.8%
AerCap Ireland Capital DAC
2.45%, 10/29/2026	2,289	2,085
6.10%, 1/15/2027	5,715	5,744
5.75%, 6/6/2028	2,752	2,741
3.30%, 1/30/2032	3,085	2,557
AIB Group plc
(EUR Swap Annual 5 Year + 6.63%), 6.25%, 6/23/2025 (b) (c) (d) (e) (f)	EUR6,400	6,775
(EUR Swap Annual 1 Year + 1.95%), 4.63%, 7/23/2029 (c) (d)	EUR7,400	8,092
(SOFR + 2.33%), 6.61%, 9/13/2029 (a) (c)	1,040	1,060
Avolon Holdings Funding Ltd.
3.95%, 7/1/2024 (a)	2,337	2,297
2.88%, 2/15/2025 (a)	2,650	2,531
5.50%, 1/15/2026 (a)	3,740	3,667

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Ireland — continued
2.13%, 2/21/2026 (a)	810	737
4.25%, 4/15/2026 (a)	2,070	1,969
4.38%, 5/1/2026 (a)	1,075	1,023
3.25%, 2/15/2027 (a)	905	819
2.53%, 11/18/2027 (a)	796	688
2.75%, 2/21/2028 (a)	340	295
Bank of Ireland Group plc
(EUR Swap Annual 5 Year + 7.92%), 7.50%, 5/19/2025 (b) (c) (d) (e) (f)	EUR4,702	5,119
(EUR Swap Annual 5 Year + 6.43%), 6.00%, 9/1/2025 (b) (c) (d) (e) (f)	EUR4,800	5,053
eircom Finance DAC 3.50%, 5/15/2026 (d)	EUR3,230	3,397
Park Aerospace Holdings Ltd. 5.50%, 2/15/2024 (a)	280	279
Smurfit Kappa Acquisitions ULC 2.88%, 1/15/2026 (d)	EUR1,950	2,070
Smurfit Kappa Treasury ULC 1.50%, 9/15/2027 (d)	EUR1,500	1,495
		60,493
Israel — 0.3%
Energian Israel Finance Ltd.
4.88%, 3/30/2026 (d)	2,289	2,091
5.38%, 3/30/2028 (d)	2,205	1,916
Leviathan Bond Ltd.
6.13%, 6/30/2025 (d)	2,229	2,151
6.50%, 6/30/2027 (d)	2,001	1,873
6.75%, 6/30/2030 (d)	1,390	1,262
		9,293
Italy — 3.3%
Assicurazioni Generali SpA (EURIBOR 3 Month + 5.35%), 5.50%, 10/27/2047 (c) (d)	EUR1,200	1,330
Autostrade per l'Italia SpA
2.00%, 12/4/2028 (d)	EUR800	773
5.13%, 6/14/2033 (d)	EUR8,100	8,797
Enel Finance International NV
1.38%, 7/12/2026 (a)	7,340	6,578
3.50%, 4/6/2028 (a)	3,665	3,363
1.88%, 7/12/2028 (a)	4,745	4,029
2.25%, 7/12/2031 (a)	1,130	880
5.00%, 6/15/2032 (a)	3,570	3,350
Enel SpA Series 9.5Y, (EUR Swap Annual 5 Year + 2.01%), 1.88%, 6/8/2030 (c) (d) (e) (f)	EUR7,000	5,830
Guala Closures SpA 3.25%, 6/15/2028 (d)	EUR2,016	1,967
Infrastrutture Wireless Italiane SpA 1.88%, 7/8/2026 (d)	EUR1,200	1,234
Intesa Sanpaolo SpA
7.00%, 11/21/2025 (a)	745	755
(EUR Swap Annual 5 Year + 7.19%), 7.75%, 1/11/2027 (b) (c) (d) (e) (f)	EUR2,510	2,711
4.88%, 5/19/2030 (d)	EUR3,000	3,325
6.63%, 6/20/2033 (a)	10,220	10,007
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.75%), 4.95%, 6/1/2042 (a) (c)	2,144	1,412
Lottomatica SpA 7.13%, 6/1/2028 (a)	EUR846	958
Mundys SpA
1.63%, 2/3/2025 (d)	EUR900	944

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Italy — continued
1.88%, 7/13/2027 (d)	EUR1,600	1,578
1.88%, 2/12/2028 (d)	EUR1,300	1,246
Nexi SpA 1.63%, 4/30/2026 (d)	EUR597	603
Pro-Gest SpA 3.25%, 12/15/2024 (d)	EUR1,700	990
Rossini SARL 6.75%, 10/30/2025 (d)	EUR1,200	1,305
Saipem Finance International BV 2.63%, 1/7/2025 (d)	EUR700	744
Shiba Bidco SpA 4.50%, 10/31/2028 (d)	EUR1,800	1,783
TeamSystem SpA 3.50%, 2/15/2028 (d)	EUR1,568	1,506
Telecom Italia Capital SA
6.38%, 11/15/2033	542	508
6.00%, 9/30/2034	25	22
7.20%, 7/18/2036	915	889
Telecom Italia Finance SA 7.75%, 1/24/2033	EUR2,000	2,455
Telecom Italia SpA
4.00%, 4/11/2024 (d)	EUR410	444
3.00%, 9/30/2025 (d)	EUR1,900	1,998
3.63%, 5/25/2026 (d)	EUR4,350	4,586
2.38%, 10/12/2027 (d)	EUR800	788
1.63%, 1/18/2029 (d)	EUR800	722
UniCredit SpA
(EUR Swap Annual 5 Year + 4.93%), 5.38%, 6/3/2025 (b) (c) (d) (e) (f)	EUR3,400	3,512
(EURIBOR ICE Swap Rate 5 Year + 7.33%), 7.50%, 6/3/2026 (b) (c) (d) (e) (f)	EUR4,400	4,795
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (a) (c)	2,806	2,526
(EURIBOR 3 Month + 1.90%), 4.80%, 1/17/2029 (c) (d)	EUR10,086	11,219
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 3.13%, 6/3/2032 (a) (c)	4,935	3,986
		106,448
Japan — 0.4%
Mitsubishi UFJ Financial Group, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.83%), 2.34%, 1/19/2028 (c)	5,750	5,214
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/2028	4,592	4,556
3.03%, 7/9/2040	3,920	2,832
		12,602
Kazakhstan — 0.3%
KazMunayGas National Co. JSC
5.38%, 4/24/2030 (d)	5,400	5,068
5.75%, 4/19/2047 (d)	5,480	4,355
		9,423
Kuwait — 0.1%
MEGlobal Canada ULC 5.00%, 5/18/2025 (a)	2,530	2,478
Luxembourg — 0.6%
Altice Finco SA 4.75%, 1/15/2028 (d)	EUR2,225	1,865
Altice France Holding SA
8.00%, 5/15/2027 (d)	EUR2,000	1,045
8.00%, 5/15/2027 (a)	EUR2,823	1,475

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Luxembourg — continued
4.00%, 2/15/2028 (d)	EUR1,200	496
ARD Finance SA 5.00% (Cash), 6/30/2027 (d) (h) (i)	EUR943	532
Herens Midco SARL 5.25%, 5/15/2029 (d)	EUR1,716	1,048
INEOS Finance plc 3.38%, 3/31/2026 (d)	EUR1,197	1,267
Intelsat Jackson Holdings SA 6.50%, 3/15/2030 (a)	2,504	2,320
Intelsat Jackson Holdings SA, Escrow 5.50%, 8/1/2023 ‡ (j)	902	—
Matterhorn Telecom SA 3.13%, 9/15/2026 (d)	EUR2,724	2,845
Monitchem HoldCo 3 SA
8.75%, 5/1/2028 (a)	EUR460	499
8.75%, 5/1/2028 (d)	EUR450	488
PLT VII Finance SARL 4.63%, 1/5/2026 (d)	EUR2,223	2,377
SES SA (EUR Swap Annual 5 Year + 3.19%), 2.88%, 5/27/2026 (c) (d) (e) (f)	EUR1,350	1,313
Summer BC Holdco A SARL 9.25%, 10/31/2027 (d)	EUR411	379
Summer BC Holdco B SARL 5.75%, 10/31/2026 (d)	EUR1,783	1,841
		19,790
Malaysia — 0.1%
Petronas Capital Ltd. 3.40%, 4/28/2061 (a)	6,007	3,890
Mexico — 0.9%
America Movil SAB de CV 2.88%, 5/7/2030	2,500	2,143
BBVA Bancomer SA (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.65%), 5.13%, 1/18/2033 (a) (b) (c)	4,300	3,842
Cemex SAB de CV (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.53%), 5.13%, 6/8/2026 (a) (c) (e) (f)	5,558	5,187
Fomento Economico Mexicano SAB de CV 3.50%, 1/16/2050	2,490	1,712
Petroleos Mexicanos 6.88%, 8/4/2026	13,750	12,920
Southern Copper Corp. 5.88%, 4/23/2045	3,070	2,904
		28,708
Morocco — 0.1%
OCP SA 6.88%, 4/25/2044 (d)	2,280	2,063
Netherlands — 1.6%
ABN AMRO Bank NV
4.75%, 7/28/2025 (a)	3,555	3,451
(EUR Swap Annual 5 Year + 4.67%), 4.38%, 9/22/2025 (b) (c) (d) (e) (f)	EUR2,000	2,043
4.80%, 4/18/2026 (a)	2,000	1,930
(EUR Swap Annual 5 Year + 3.90%), 4.75%, 9/22/2027 (b) (c) (d) (e) (f)	EUR9,400	8,965
Cooperatieve Rabobank UA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.73%), 1.00%, 9/24/2026 (a) (c)	3,965	3,639
(EUR Swap Annual 5 Year + 3.70%), 3.25%, 12/29/2026 (b) (c) (d) (e) (f)	EUR5,600	5,219
(EUR Swap Annual 5 Year + 4.68%), 4.38%, 6/29/2027 (b) (c) (d) (e) (f)	EUR3,000	2,958
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 3.65%, 4/6/2028 (a) (c)	5,350	5,004
ING Groep NV (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.34%), 5.75%, 11/16/2026 (b) (c) (e) (f)	5,752	5,202
OCI NV 3.63%, 10/15/2025 (d)	EUR63	67
Q-Park Holding I BV
1.50%, 3/1/2025 (d)	EUR275	292
2.00%, 3/1/2027 (d)	EUR775	778
Sigma Holdco BV 5.75%, 5/15/2026 (d)	EUR2,293	2,109
Titan Holdings II BV 5.13%, 7/15/2029 (d)	EUR1,161	1,054

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Netherlands — continued
Trivium Packaging Finance BV
3.75%, 8/15/2026 (d) (g)	EUR2,400	2,472
5.50%, 8/15/2026 (a) (g)	200	192
8.50%, 8/15/2027 (a) (g)	200	182
UPC Holding BV 3.88%, 6/15/2029 (d)	EUR1,200	1,156
VZ Vendor Financing II BV 2.88%, 1/15/2029 (d)	EUR1,000	890
Ziggo Bond Co. BV 3.38%, 2/28/2030 (d)	EUR3,624	3,101
Ziggo BV 2.88%, 1/15/2030 (d)	EUR465	427
		51,131
Norway — 0.1%
Aker BP ASA 6.00%, 6/13/2033 (a)	2,340	2,344
DNB Bank ASA (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.13%, 9/16/2026 (a) (c)	2,803	2,567
		4,911
Portugal — 0.5%
EDP - Energias de Portugal SA
(EUR Swap Annual 5 Year + 1.84%), 1.70%, 7/20/2080 (c) (d)	EUR3,900	3,996
Series NC5., (EUR Swap Annual 5 Year + 1.89%), 1.50%, 3/14/2082 (c) (d)	EUR3,900	3,693
EDP Finance BV 3.63%, 7/15/2024 (a)	9,520	9,377
		17,066
South Africa — 0.2%
Anglo American Capital plc 5.50%, 5/2/2033 (a)	7,480	7,241
Spain — 2.7%
Abertis Infraestructuras Finance BV
(EUR Swap Annual 5 Year + 3.69%), 3.25%, 11/24/2025 (c) (d) (e) (f)	EUR2,900	2,960
(EUR Swap Annual 5 Year + 3.27%), 2.63%, 1/26/2027 (c) (d) (e) (f)	EUR1,200	1,141
Banco Bilbao Vizcaya Argentaria SA
Series 9, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.19%), 6.50%, 3/5/2025 (b) (c) (e) (f)	2,800	2,679
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.10%), 9.38%, 3/19/2029 (b) (c) (e) (f)	6,800	6,921
Banco Santander SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.45%), 5.74%, 6/30/2024 (c)	6,000	5,991
5.15%, 8/18/2025	3,600	3,550
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 9.63%, 11/21/2028 (b) (c) (e) (f)	7,800	7,954
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.30%), 9.63%, 5/21/2033 (b) (c) (e) (f)	6,000	6,262
CaixaBank SA
(EUR Swap Annual 5 Year + 6.50%), 6.75%, 6/13/2024 (b) (c) (d) (e) (f)	EUR3,200	3,453
(EUR Swap Annual 5 Year + 6.35%), 5.88%, 10/9/2027 (b) (c) (d) (e) (f)	EUR3,400	3,467
(EUR Swap Annual 5 Year + 3.86%), 3.63%, 9/14/2028 (b) (c) (d) (e) (f)	EUR4,600	3,604
(SOFR + 2.77%), 6.84%, 9/13/2034 (a) (c)	3,945	3,965
Cellnex Finance Co. SA 1.25%, 1/15/2029 (d)	EUR1,500	1,414
Cellnex Telecom SA
2.88%, 4/18/2025 (d)	EUR1,500	1,609
1.88%, 6/26/2029 (d)	EUR1,900	1,828
1.75%, 10/23/2030 (d)	EUR2,300	2,120
Cirsa Finance International Sarl 10.38%, 11/30/2027 (d)	EUR400	471

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Spain — continued
Cirsa Finance International SARL
4.75%, 5/22/2025 (d)	EUR1,200	1,303
10.38%, 11/30/2027 (a)	EUR390	460
eDreams ODIGEO SA 5.50%, 7/15/2027 (d)	EUR1,507	1,575
Grifols SA
1.63%, 2/15/2025 (d)	EUR2,580	2,730
3.20%, 5/1/2025 (d)	EUR400	423
2.25%, 11/15/2027 (d)	EUR2,001	1,988
3.88%, 10/15/2028 (d)	EUR1,952	1,870
4.75%, 10/15/2028 (a)	440	389
Grupo Antolin-Irausa SA
3.38%, 4/30/2026 (d)	EUR500	454
3.50%, 4/30/2028 (d)	EUR555	423
Iberdrola International BV (EUR Swap Annual 5 Year + 2.06%), 2.63%, 1/8/2024 (c) (d) (e) (f)	EUR3,400	3,673
Kaixo Bondco Telecom SA 5.13%, 9/30/2029 (d)	EUR1,534	1,523
Lorca Telecom Bondco SA 4.00%, 9/18/2027 (d)	EUR4,372	4,522
Telefonica Emisiones SA
4.67%, 3/6/2038	930	807
5.21%, 3/8/2047	1,950	1,674
Telefonica Europe BV
Series NC5, (EUR Swap Annual 5 Year + 2.45%), 3.00%, 12/4/2023 (c) (d) (e) (f)	EUR400	435
(EUR Swap Annual 8 Year + 2.97%), 3.88%, 6/22/2026 (c) (d) (e) (f)	EUR3,100	3,180
(EUR Swap Annual 6 Year + 4.32%), 7.13%, 8/23/2028 (c) (d) (e) (f)	EUR1,000	1,137
(EUR Swap Annual 7 Year + 3.35%), 6.14%, 2/3/2030 (c) (d) (e) (f)	EUR1,500	1,597
		89,552
Sweden — 0.5%
Svenska Handelsbanken AB (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.05%), 4.75%, 3/1/2031 (b) (c) (d) (e) (f)	10,400	8,162
Verisure Holding AB
3.88%, 7/15/2026 (d)	EUR1,207	1,266
3.25%, 2/15/2027 (d)	EUR2,100	2,129
Verisure Midholding AB 5.25%, 2/15/2029 (d)	EUR2,163	2,152
Volvo Car AB
2.00%, 1/24/2025 (d)	EUR2,200	2,329
2.50%, 10/7/2027 (d)	EUR600	606
		16,644
Switzerland — 0.7%
Swiss Re Finance Luxembourg SA (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.00%, 4/2/2049 (a) (c)	200	187
UBS Group AG
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 4.70%, 8/5/2027 (a) (c)	3,558	3,450
4.28%, 1/9/2028 (a)	6,530	6,172
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.75%), 9.25%, 11/13/2028 (a) (b) (c) (e) (f)	1,275	1,332
(3-MONTH SOFR + 1.41%), 3.87%, 1/12/2029 (a) (c)	1,585	1,460
(SOFR + 3.73%), 4.19%, 4/1/2031 (a) (c)	1,853	1,664
(SOFR + 1.73%), 3.09%, 5/14/2032 (a) (c)	5,132	4,190

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Switzerland — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.40%), 4.99%, 8/5/2033 (a) (c)	2,195	2,020
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.76%), 9.25%, 11/13/2033 (a) (b) (c) (e) (f)	1,290	1,367
VistaJet Malta Finance plc 9.50%, 6/1/2028 (a)	515	427
		22,269
United Arab Emirates — 0.1%
DP World Crescent Ltd. 4.85%, 9/26/2028 (d)	2,490	2,413
United Kingdom — 5.7%
888 Acquisitions Ltd.
7.56%, 7/15/2027 (a)	EUR1,070	1,085
7.56%, 7/15/2027 (d)	EUR225	228
Barclays plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.80%), 1.01%, 12/10/2024 (c)	5,785	5,746
4.84%, 5/9/2028	710	669
(SOFR + 2.22%), 6.49%, 9/13/2029 (c)	3,300	3,337
(3-MONTH SOFR + 3.05%), 5.09%, 6/20/2030 (c)	305	280
BAT Capital Corp.
6.34%, 8/2/2030	3,370	3,459
7.08%, 8/2/2043	9,535	9,705
Bellis Acquisition Co. plc
3.25%, 2/16/2026 (d)	GBP964	1,109
4.50%, 2/16/2026 (d)	GBP386	454
BP Capital Markets plc
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.04%), 4.38%, 6/22/2025 (c) (e) (f)	3,406	3,282
(EUR Swap Annual 5 Year + 3.52%), 3.25%, 3/22/2026 (c) (d) (e) (f)	EUR9,000	9,309
(EUR Swap Annual 5 Year + 3.78%), 3.63%, 3/22/2029 (c) (d) (e) (f)	EUR800	785
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.40%), 4.88%, 3/22/2030 (c) (e) (f)	5,995	5,388
Cadent Finance plc 0.63%, 3/19/2030 (d)	EUR6,500	5,748
ContourGlobal Power Holdings SA
2.75%, 1/1/2026 (d)	EUR1,600	1,628
3.13%, 1/1/2028 (d)	EUR572	528
CPUK Finance Ltd.
4.88%, 8/28/2025 (d)	GBP500	603
4.50%, 8/28/2027 (d)	GBP700	769
EC Finance plc 3.00%, 10/15/2026 (d)	EUR2,639	2,718
Heathrow Funding Ltd.
1.13%, 10/8/2030 (d)	EUR10,300	9,244
5.88%, 5/13/2041 (d)	GBP1,900	2,374
HSBC Holdings plc
(SOFR + 1.93%), 2.10%, 6/4/2026 (c)	2,318	2,185
(SOFR + 3.03%), 7.34%, 11/3/2026 (c)	10,420	10,743
(SOFR + 1.10%), 2.25%, 11/22/2027 (c)	7,286	6,593
(SOFR + 2.61%), 5.21%, 8/11/2028 (c)	4,135	4,062
(SOFR + 1.73%), 2.01%, 9/22/2028 (c)	8,500	7,410
(SOFR + 1.29%), 2.21%, 8/17/2029 (c)	535	454
(3-MONTH CME TERM SOFR + 1.87%), 3.97%, 5/22/2030 (c)	1,981	1,800
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.65%), 4.60%, 12/17/2030 (b) (c) (e) (f)	6,075	4,718

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United Kingdom — continued
Iceland Bondco plc 10.88%, 12/15/2027 (a)	GBP537	697
INEOS Quattro Finance 1 plc 3.75%, 7/15/2026 (d)	EUR1,967	1,982
INEOS Quattro Finance 2 plc 8.50%, 3/15/2029 (a)	EUR1,033	1,153
INEOS Styrolution Ludwigshafen GmbH 2.25%, 1/16/2027 (d)	EUR1,023	991
International Consolidated Airlines Group SA
2.75%, 3/25/2025 (d)	EUR2,100	2,232
1.50%, 7/4/2027 (d)	EUR300	294
Jaguar Land Rover Automotive plc
5.88%, 11/15/2024 (d)	EUR985	1,079
4.50%, 1/15/2026 (d)	EUR1,100	1,188
6.88%, 11/15/2026 (d)	EUR1,006	1,148
Lloyds Banking Group plc (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.48%), 5.99%, 8/7/2027 (c)	3,670	3,678
National Grid plc
0.25%, 9/1/2028 (d)	EUR3,600	3,326
0.55%, 9/18/2029 (d)	EUR6,800	6,142
NatWest Group plc
(3-MONTH SOFR + 1.76%), 4.27%, 3/22/2025 (c)	830	825
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.63%), 6.00%, 12/29/2025 (b) (c) (e) (f)	4,257	4,044
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.27%), 5.52%, 9/30/2028 (c)	4,800	4,725
NGG Finance plc (EUR Swap Annual 5 Year + 2.53%), 2.13%, 9/5/2082 (c) (d)	EUR2,534	2,436
Pinnacle Bidco plc 8.25%, 10/11/2028 (a)	EUR1,084	1,183
Punch Finance plc 6.13%, 6/30/2026 (d)	GBP1,486	1,673
RAC Bond Co. plc 5.25%, 11/4/2027 (d)	GBP1,328	1,411
Rolls-Royce plc
4.63%, 2/16/2026 (d)	EUR1,051	1,145
5.75%, 10/15/2027 (a)	915	904
5.75%, 10/15/2027 (d)	GBP970	1,213
Santander UK Group Holdings plc
(SOFR + 2.75%), 6.83%, 11/21/2026 (c)	2,785	2,808
(SOFR + 0.99%), 1.67%, 6/14/2027 (c)	5,200	4,643
(SOFR + 2.60%), 6.53%, 1/10/2029 (c)	7,950	8,017
Standard Chartered plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.78%), 0.99%, 1/12/2025 (a) (c)	4,189	4,163
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 3.97%, 3/30/2026 (a) (c)	4,300	4,164
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.45%), 7.77%, 11/16/2028 (a) (c)	2,000	2,117
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.85%), 4.64%, 4/1/2031 (a) (c)	1,619	1,482
Synthomer plc 3.88%, 7/1/2025 (d)	EUR958	1,026
Virgin Media Finance plc 3.75%, 7/15/2030 (d)	EUR2,000	1,850
Virgin Media Secured Finance plc 5.00%, 4/15/2027 (d)	GBP2,900	3,506
Virgin Media Vendor Financing Notes III DAC 4.88%, 7/15/2028 (d)	GBP689	757
Vodafone Group plc (EUR Swap Annual 5 Year + 3.48%), 3.00%, 8/27/2080 (c) (d)	EUR2,900	2,667
		187,082
United States — 32.7%
AbbVie, Inc.
4.05%, 11/21/2039	2,415	2,076
4.70%, 5/14/2045	862	778
4.25%, 11/21/2049	12,364	10,402

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Acadia Healthcare Co., Inc.
5.50%, 7/1/2028 (a)	430	412
5.00%, 4/15/2029 (a)	870	812
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	6,690	5,792
Acushnet Co. 7.38%, 10/15/2028 (a)	780	801
Adient Global Holdings Ltd.
3.50%, 8/15/2024 (d)	EUR299	322
4.88%, 8/15/2026 (a)	700	674
7.00%, 4/15/2028 (a)	835	848
8.25%, 4/15/2031 (a)	710	722
ADT Security Corp. (The) 4.13%, 8/1/2029 (a)	1,725	1,533
AES Corp. (The)
3.30%, 7/15/2025 (a)	781	746
1.38%, 1/15/2026	3,770	3,433
3.95%, 7/15/2030 (a)	1,568	1,394
Ahead DB Holdings LLC 6.63%, 5/1/2028 (a)	775	665
Air Lease Corp. 3.25%, 10/1/2029	4,550	3,990
Albertsons Cos., Inc.
7.50%, 3/15/2026 (a)	100	102
4.63%, 1/15/2027 (a)	605	581
4.88%, 2/15/2030 (a)	425	397
Alcoa Nederland Holding BV 5.50%, 12/15/2027 (a)	596	572
Allied Universal Holdco LLC
6.63%, 7/15/2026 (a)	93	90
4.63%, 6/1/2028 (a)	500	434
Allison Transmission, Inc.
4.75%, 10/1/2027 (a)	277	261
5.88%, 6/1/2029 (a)	3,545	3,431
Amazon.com, Inc. 2.70%, 6/3/2060	1,465	898
Ameren Corp. 3.50%, 1/15/2031	850	751
American Airlines, Inc. 5.50%, 4/20/2026 (a)	1,629	1,604
American Axle & Manufacturing, Inc.
6.25%, 3/15/2026	129	127
6.50%, 4/1/2027	1,780	1,717
6.88%, 7/1/2028	885	814
5.00%, 10/1/2029	1,300	1,076
American Express Co. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 3.55%, 9/15/2026 (c) (e) (f)	1,388	1,170
American Medical Systems Europe BV 1.63%, 3/8/2031	EUR200	190
AmeriGas Partners LP 5.50%, 5/20/2025	505	495
Amgen, Inc. 5.25%, 3/2/2033	5,685	5,627
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	190	191
ANGI Group LLC 3.88%, 8/15/2028 (a)	3,028	2,491
Antero Midstream Partners LP
5.75%, 3/1/2027 (a)	900	881
5.75%, 1/15/2028 (a)	1,015	982
5.38%, 6/15/2029 (a)	415	389

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Antero Resources Corp.
8.38%, 7/15/2026 (a)	208	215
7.63%, 2/1/2029 (a)	913	935
APi Group DE, Inc.
4.13%, 7/15/2029 (a)	410	358
4.75%, 10/15/2029 (a)	498	446
Apple, Inc. 3.75%, 9/12/2047	3,650	2,966
Arches Buyer, Inc.
4.25%, 6/1/2028 (a)	470	410
6.13%, 12/1/2028 (a)	2,175	1,862
Ardagh Packaging Finance plc
2.13%, 8/15/2026 (d)	EUR1,885	1,811
4.13%, 8/15/2026 (a)	935	827
4.75%, 7/15/2027 (d)	GBP950	854
5.25%, 8/15/2027 (a)	365	268
Asbury Automotive Group, Inc. 4.63%, 11/15/2029 (a)	1,236	1,113
Ascent Resources Utica Holdings LLC 7.00%, 11/1/2026 (a)	140	138
Ashland Services BV 2.00%, 1/30/2028 (d)	EUR407	396
AT&T, Inc.
2.55%, 12/1/2033	4,170	3,246
3.50%, 9/15/2053	3,980	2,650
3.55%, 9/15/2055	410	270
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (a)	2,305	1,998
ATI, Inc. 4.88%, 10/1/2029	885	792
Audacy Capital Corp.
6.50%, 5/1/2027 (a)	416	5
6.75%, 3/31/2029 (a)	185	2
Avantor Funding, Inc.
3.88%, 7/15/2028 (d)	EUR1,935	1,994
4.63%, 7/15/2028 (a)	1,156	1,081
Avient Corp. 7.13%, 8/1/2030 (a)	190	191
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (a)	264	249
5.38%, 3/1/2029 (a)	3,070	2,763
Avis Budget Finance plc 7.25%, 7/31/2030 (a)	EUR1,765	1,948
Axalta Coating Systems LLC 4.75%, 6/15/2027 (a)	470	446
Ball Corp. 1.50%, 3/15/2027	EUR600	599
Bank of America Corp.
Series AA, (3-MONTH CME TERM SOFR + 4.16%), 6.10%, 3/17/2025 (c) (e) (f)	235	232
(SOFR + 1.29%), 5.08%, 1/20/2027 (c)	1,910	1,889
(3-MONTH CME TERM SOFR + 1.32%), 3.56%, 4/23/2027 (c)	4,060	3,863
(SOFR + 0.96%), 1.73%, 7/22/2027 (c)	5,405	4,879
(SOFR + 1.05%), 2.55%, 2/4/2028 (c)	5,000	4,555
(SOFR + 1.63%), 5.20%, 4/25/2029 (c)	5,085	5,007
(SOFR + 1.06%), 2.09%, 6/14/2029 (c)	1,875	1,612
(SOFR + 1.57%), 5.82%, 9/15/2029 (c)	2,035	2,053
(3-MONTH CME TERM SOFR + 1.45%), 2.88%, 10/22/2030 (c)	9,282	7,973

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
(SOFR + 1.53%), 1.90%, 7/23/2031 (c)	6,260	4,916
(SOFR + 1.37%), 1.92%, 10/24/2031 (c)	3,490	2,728
(SOFR + 1.21%), 2.57%, 10/20/2032 (c)	517	411
(SOFR + 1.84%), 5.87%, 9/15/2034 (c)	3,280	3,291
(SOFR + 1.93%), 2.68%, 6/19/2041 (c)	1,965	1,333
Bath & Body Works, Inc. 7.50%, 6/15/2029	196	201
Bausch Health Americas, Inc.
9.25%, 4/1/2026 (a)	725	638
8.50%, 1/31/2027 (a)	298	147
Bausch Health Cos., Inc.
5.50%, 11/1/2025 (a)	2,797	2,437
9.00%, 12/15/2025 (a)	643	577
5.75%, 8/15/2027 (a)	29	16
5.00%, 1/30/2028 (a)	505	187
4.88%, 6/1/2028 (a)	1,480	753
5.25%, 1/30/2030 (a)	2,654	950
Baxter International, Inc. 2.54%, 2/1/2032	5,800	4,649
Belden, Inc. 3.38%, 7/15/2027 (d)	EUR4,000	4,125
Berkshire Hathaway Energy Co. 4.60%, 5/1/2053	512	418
Big River Steel LLC 6.63%, 1/31/2029 (a)	400	399
Block, Inc. 3.50%, 6/1/2031	415	347
Blue Racer Midstream LLC 6.63%, 7/15/2026 (a)	400	393
Boeing Co. (The)
3.50%, 3/1/2039	2,500	1,873
5.71%, 5/1/2040	1,080	1,065
3.95%, 8/1/2059	1,190	847
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	1,590	1,437
BP Capital Markets America, Inc. 2.72%, 1/12/2032	2,200	1,856
Broadcom, Inc. 3.47%, 4/15/2034 (a)	11,915	9,908
Buckeye Partners LP
4.13%, 12/1/2027	435	402
4.50%, 3/1/2028 (a)	140	128
Builders FirstSource, Inc. 4.25%, 2/1/2032 (a)	1,317	1,130
Burlington Northern Santa Fe LLC 2.88%, 6/15/2052	1,760	1,137
Caesars Entertainment, Inc. 8.13%, 7/1/2027 (a)	660	672
Caesars Resort Collection LLC 5.75%, 7/1/2025 (a)	467	464
Capital One Financial Corp. Series M, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 3.95%, 9/1/2026 (c) (e) (f)	2,675	2,023
Carnival Corp. 5.75%, 3/1/2027 (a)	650	618
Catalent Pharma Solutions, Inc.
5.00%, 7/15/2027 (a)	371	350
3.13%, 2/15/2029 (a)	335	281
CCO Holdings LLC
5.13%, 5/1/2027 (a)	6,110	5,813
5.00%, 2/1/2028 (a)	3,665	3,434
5.38%, 6/1/2029 (a)	3,848	3,568
4.75%, 3/1/2030 (a)	7,188	6,291

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
4.50%, 8/15/2030 (a)	1,625	1,394
4.25%, 2/1/2031 (a)	2,422	2,020
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (a)	2,875	2,781
CDW LLC
4.25%, 4/1/2028	1,111	1,046
3.25%, 2/15/2029	143	126
Cedar Fair LP
5.50%, 5/1/2025 (a)	710	707
5.25%, 7/15/2029	1,134	1,037
Cencora, Inc. 2.70%, 3/15/2031	5,053	4,242
Centene Corp. 4.63%, 12/15/2029	3,680	3,418
CenterPoint Energy, Inc. 2.95%, 3/1/2030	5,863	5,034
Central Garden & Pet Co. 4.13%, 10/15/2030	3,445	2,951
CF Industries, Inc. 4.95%, 6/1/2043	3,016	2,557
Chart Industries, Inc. 7.50%, 1/1/2030 (a)	700	714
Charter Communications Operating LLC
2.25%, 1/15/2029	1,280	1,079
2.80%, 4/1/2031	6,120	4,977
3.50%, 6/1/2041	3,375	2,258
5.38%, 5/1/2047	2,844	2,300
4.80%, 3/1/2050	1,725	1,283
3.70%, 4/1/2051	4,637	2,869
3.90%, 6/1/2052	4,238	2,711
Chemours Co. (The)
5.38%, 5/15/2027	160	152
5.75%, 11/15/2028 (a)	1,230	1,113
Cheniere Energy Partners LP
4.50%, 10/1/2029	6,060	5,653
5.95%, 6/30/2033 (a)	4,670	4,634
Chesapeake Energy Corp.
5.50%, 2/1/2026 (a)	330	323
6.75%, 4/15/2029 (a)	1,985	1,978
Chevron USA, Inc. 2.34%, 8/12/2050	3,342	2,002
Chord Energy Corp. 6.38%, 6/1/2026 (a)	640	636
Ciena Corp. 4.00%, 1/31/2030 (a)	1,420	1,252
Cinemark USA, Inc.
8.75%, 5/1/2025 (a)	324	326
5.88%, 3/15/2026 (a)	170	165
5.25%, 7/15/2028 (a)	835	752
Citigroup, Inc.
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.60%), 4.00%, 12/10/2025 (c) (e) (f)	2,321	2,079
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.42%), 3.88%, 2/18/2026 (c) (e) (f)	6,687	5,819
(SOFR + 1.55%), 5.61%, 9/29/2026 (c)	4,938	4,932
(SOFR + 0.77%), 1.12%, 1/28/2027 (c)	5,465	4,949
(3-MONTH CME TERM SOFR + 1.82%), 3.89%, 1/10/2028 (c)	3,415	3,249
(SOFR + 3.91%), 4.41%, 3/31/2031 (c)	5,950	5,516
(SOFR + 2.11%), 2.57%, 6/3/2031 (c)	9,400	7,762

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
(SOFR + 1.18%), 2.52%, 11/3/2032 (c)	375	297
Civitas Resources, Inc.
8.38%, 7/1/2028 (a)	1,025	1,050
8.75%, 7/1/2031 (a)	560	580
Clarios Global LP
6.25%, 5/15/2026 (a)	764	760
8.50%, 5/15/2027 (a)	1,873	1,884
Clarivate Science Holdings Corp. 4.88%, 7/1/2029 (a)	250	224
Clear Channel Outdoor Holdings, Inc.
5.13%, 8/15/2027 (a)	2,709	2,507
7.75%, 4/15/2028 (a)	2,575	2,111
Cleveland-Cliffs, Inc. 4.63%, 3/1/2029 (a)	1,753	1,575
Coherent Corp. 5.00%, 12/15/2029 (a)	4,759	4,307
Coinbase Global, Inc. 3.38%, 10/1/2028 (a)	1,275	1,026
Columbia Pipelines Operating Co. LLC
5.93%, 8/15/2030 (a)	8,155	8,188
6.04%, 11/15/2033 (a)	1,790	1,806
Comcast Corp.
2.80%, 1/15/2051	6,899	4,320
5.35%, 5/15/2053	4,000	3,862
2.99%, 11/1/2063	3,052	1,813
CommScope Technologies LLC
6.00%, 6/15/2025 (a)	1,208	948
5.00%, 3/15/2027 (a)	392	167
CommScope, Inc.
6.00%, 3/1/2026 (a)	1,470	1,261
4.75%, 9/1/2029 (a)	855	537
Community Health Systems, Inc.
8.00%, 3/15/2026 (a)	1,877	1,807
6.13%, 4/1/2030 (a)	765	427
5.25%, 5/15/2030 (a)	295	232
4.75%, 2/15/2031 (a)	2,275	1,669
Comstock Resources, Inc. 6.75%, 3/1/2029 (a)	2,382	2,193
Conduent Business Services LLC 6.00%, 11/1/2029 (a)	1,540	1,286
Constellation Brands, Inc.
5.00%, 2/2/2026	670	668
2.25%, 8/1/2031	11,907	9,582
Constellation Energy Generation LLC
5.80%, 3/1/2033	3,920	3,943
5.60%, 6/15/2042	2,735	2,557
6.50%, 10/1/2053	1,290	1,349
Constellium SE
4.25%, 2/15/2026 (d)	EUR641	691
5.63%, 6/15/2028 (a)	930	889
Cooper-Standard Automotive, Inc.
13.50% (Blend (Cash 9.00% + PIK 4.50%)), 3/31/2027 (a) (h)	2,345	2,461
10.63% (PIK), 5/15/2027 (a) (h)	1,400	966

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Coty, Inc.
3.88%, 4/15/2026 (d)	EUR1,400	1,502
4.75%, 4/15/2026 (d)	EUR600	647
5.00%, 4/15/2026 (a)	559	546
4.75%, 1/15/2029 (a)	420	391
Crown Castle, Inc., REIT
4.80%, 9/1/2028	2,210	2,135
3.30%, 7/1/2030	260	226
2.10%, 4/1/2031	2,580	2,027
Crown European Holdings SA
2.63%, 9/30/2024 (d)	EUR2,350	2,522
3.38%, 5/15/2025 (d)	EUR1,100	1,183
5.00%, 5/15/2028 (d)	EUR500	553
CSC Holdings LLC
5.25%, 6/1/2024	1,420	1,353
7.50%, 4/1/2028 (a)	410	280
6.50%, 2/1/2029 (a)	2,180	1,844
5.75%, 1/15/2030 (a)	725	410
CVS Health Corp.
2.13%, 9/15/2031	1,480	1,174
5.25%, 2/21/2033	3,222	3,167
4.13%, 4/1/2040	1,205	976
2.70%, 8/21/2040	3,480	2,327
Danaher Corp. 2.80%, 12/10/2051	4,050	2,569
DaVita, Inc.
4.63%, 6/1/2030 (a)	2,975	2,515
3.75%, 2/15/2031 (a)	648	507
DCP Midstream Operating LP 6.75%, 9/15/2037 (a)	535	561
Diamondback Energy, Inc. 3.13%, 3/24/2031	3,145	2,709
Discovery Communications LLC
3.63%, 5/15/2030	445	393
4.65%, 5/15/2050	1,620	1,223
DISH DBS Corp.
5.88%, 11/15/2024	1,855	1,628
7.75%, 7/1/2026	1,691	1,009
5.25%, 12/1/2026 (a)	3,795	3,051
5.75%, 12/1/2028 (a)	755	559
DISH Network Corp. 11.75%, 11/15/2027 (a)	4,729	4,694
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (a)	1,340	1,143
Duke Energy Corp. 2.45%, 6/1/2030	3,029	2,542
Duke Energy Indiana LLC 5.40%, 4/1/2053	375	355
Duke Energy Ohio, Inc.
5.25%, 4/1/2033	405	402
5.65%, 4/1/2053	149	146
Duke Energy Progress LLC 3.40%, 4/1/2032	1,410	1,229
Dun & Bradstreet Corp. (The) 5.00%, 12/15/2029 (a)	315	285
Duquesne Light Holdings, Inc. 2.78%, 1/7/2032 (a)	1,920	1,462

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	840	759
Edgewell Personal Care Co.
5.50%, 6/1/2028 (a)	2,281	2,173
4.13%, 4/1/2029 (a)	1,469	1,296
Edison International 3.55%, 11/15/2024	839	819
Elastic NV 4.13%, 7/15/2029 (a)	930	830
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	1,325	1,177
Emerald Debt Merger Sub LLC
6.38%, 12/15/2030 (a)	EUR957	1,051
6.63%, 12/15/2030 (a)	1,795	1,791
Encino Acquisition Partners Holdings LLC 8.50%, 5/1/2028 (a)	1,460	1,423
Encompass Health Corp.
5.75%, 9/15/2025	650	645
4.50%, 2/1/2028	642	600
4.75%, 2/1/2030	300	273
4.63%, 4/1/2031	1,590	1,396
Endo Dac 6.00%, 6/30/2028 (a) (j)	308	22
Endo Luxembourg Finance Co. I SARL 6.13%, 4/1/2029 (a) (g)	2,955	1,899
Energizer Gamma Acquisition BV 3.50%, 6/30/2029 (d)	EUR1,959	1,787
Energizer Holdings, Inc.
4.75%, 6/15/2028 (a)	2,192	1,959
4.38%, 3/31/2029 (a)	3,230	2,786
Energy Transfer LP
5.75%, 4/1/2025	910	906
5.63%, 5/1/2027 (a)	100	98
7.38%, 2/1/2031 (a)	495	509
Entegris Escrow Corp. 5.95%, 6/15/2030 (a)	3,500	3,381
Entegris, Inc. 4.38%, 4/15/2028 (a)	200	187
Entergy Texas, Inc. 1.75%, 3/15/2031	1,355	1,055
Enterprise Products Operating LLC 3.20%, 2/15/2052	1,102	749
Envision Healthcare Corp. 8.75%, 10/15/2026 ‡ (j)	258	— (k)
EQM Midstream Partners LP
4.00%, 8/1/2024	347	340
6.00%, 7/1/2025 (a)	35	35
4.50%, 1/15/2029 (a)	3,055	2,787
EquipmentShare.com, Inc. 9.00%, 5/15/2028 (a)	1,040	1,024
ESC Co., Escrow 8.50%, 10/15/2024 ‡ (j)	2,785	—
Evergy Metro, Inc. Series 2020, 2.25%, 6/1/2030	1,974	1,629
Exxon Mobil Corp. 3.00%, 8/16/2039	3,735	2,833
Fells Point Funding Trust 3.05%, 1/31/2027 (a)	2,795	2,574
First Student Bidco, Inc. 4.00%, 7/31/2029 (a)	535	455
FirstEnergy Transmission LLC
2.87%, 9/15/2028 (a)	4,375	3,869
4.55%, 4/1/2049 (a)	2,223	1,797
Ford Motor Credit Co. LLC
3.02%, 3/6/2024	EUR2,500	2,708

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
2.75%, 6/14/2024	GBP946	1,172
1.36%, 2/7/2025	EUR1,375	1,442
2.30%, 2/10/2025	2,325	2,209
5.13%, 6/16/2025	2,965	2,898
3.25%, 9/15/2025	EUR1,600	1,704
4.39%, 1/8/2026	500	479
6.95%, 6/10/2026	1,755	1,775
4.54%, 8/1/2026	785	747
4.27%, 1/9/2027	4,327	4,064
4.95%, 5/28/2027	2,550	2,433
4.87%, 8/3/2027	EUR1,614	1,769
3.63%, 6/17/2031	3,062	2,544
Freeport-McMoRan, Inc.
4.13%, 3/1/2028	367	344
4.25%, 3/1/2030	1,303	1,189
4.63%, 8/1/2030	4,840	4,497
5.40%, 11/14/2034	2,994	2,839
Frontier Communications Holdings LLC
5.88%, 10/15/2027 (a)	1,895	1,780
5.00%, 5/1/2028 (a)	785	704
Gannett Holdings LLC 6.00%, 11/1/2026 (a)	410	360
Gartner, Inc. 4.50%, 7/1/2028 (a)	2,250	2,107
GCI LLC 4.75%, 10/15/2028 (a)	2,310	2,074
General Electric Co. 4.13%, 9/19/2035 (d)	EUR1,109	1,223
General Motors Co. 5.15%, 4/1/2038	1,600	1,421
Genesis Energy LP
8.00%, 1/15/2027	785	786
7.75%, 2/1/2028	544	537
Gilead Sciences, Inc. 5.55%, 10/15/2053	2,980	3,008
Global Infrastructure Solutions, Inc. 5.63%, 6/1/2029 (a)	345	288
Global Payments, Inc.
2.90%, 5/15/2030	1,360	1,158
2.90%, 11/15/2031	3,450	2,836
Go Daddy Operating Co. LLC
5.25%, 12/1/2027 (a)	1,569	1,518
3.50%, 3/1/2029 (a)	2,765	2,435
Goldman Sachs Group, Inc. (The)
(SOFR + 0.51%), 5.89%, 9/10/2024 (c)	6,095	6,078
3.50%, 4/1/2025	2,830	2,748
4.25%, 10/21/2025	1,815	1,768
Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.97%), 3.80%, 5/10/2026 (c) (e) (f)	3,709	3,126
(SOFR + 0.80%), 1.43%, 3/9/2027 (c)	3,770	3,421
(SOFR + 1.51%), 4.39%, 6/15/2027 (c)	4,905	4,753
(SOFR + 0.91%), 1.95%, 10/21/2027 (c)	3,790	3,403
(SOFR + 1.11%), 2.64%, 2/24/2028 (c)	4,540	4,135
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 7.50%, 2/10/2029 (c) (e) (f)	4,570	4,637
(SOFR + 1.28%), 2.62%, 4/22/2032 (c)	1,730	1,394

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
(SOFR + 1.26%), 2.65%, 10/21/2032 (c)	5,050	4,029
(SOFR + 1.41%), 3.10%, 2/24/2033 (c)	2,515	2,074
(3-MONTH CME TERM SOFR + 1.63%), 4.02%, 10/31/2038 (c)	2,665	2,206
Goodyear Tire & Rubber Co. (The) 5.00%, 7/15/2029	1,728	1,577
Graham Packaging Co., Inc. 7.13%, 8/15/2028 (a)	680	598
Graphic Packaging International LLC 3.50%, 3/15/2028 (a)	573	519
Gray Oak Pipeline LLC 2.60%, 10/15/2025 (a)	810	758
Gray Television, Inc. 7.00%, 5/15/2027 (a)	1,058	961
Griffon Corp. 5.75%, 3/1/2028	3,280	3,100
Gulfport Energy Corp. 8.00%, 5/17/2026 (a)	346	350
Hanesbrands, Inc. 9.00%, 2/15/2031 (a)	500	471
HCA, Inc.
5.88%, 2/15/2026	2,200	2,204
4.50%, 2/15/2027	1,840	1,785
5.20%, 6/1/2028	1,740	1,715
5.63%, 9/1/2028	1,147	1,150
4.13%, 6/15/2029	6,950	6,446
3.50%, 9/1/2030	1,678	1,475
2.38%, 7/15/2031	4,335	3,449
5.50%, 6/15/2047	181	163
5.25%, 6/15/2049	3,010	2,611
3.50%, 7/15/2051	1,470	963
4.63%, 3/15/2052	5,215	4,130
Healthpeak OP LLC, REIT 5.25%, 12/15/2032	4,042	3,904
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	3,535	3,433
Hertz Corp. (The)
7.13%, 8/1/2026 ‡ (j)	265	23
4.63%, 12/1/2026 (a)	1,706	1,504
Hertz Corp. (The), Escrow
5.50%, 10/15/2024 ‡ (j)	1,600	48
6.00%, 1/15/2028 ‡ (j)	685	55
Hess Midstream Operations LP 5.13%, 6/15/2028 (a)	415	397
Hilcorp Energy I LP 5.75%, 2/1/2029 (a)	1,205	1,133
Hilton Domestic Operating Co., Inc. 4.88%, 1/15/2030	654	616
Hilton Worldwide Finance LLC 4.88%, 4/1/2027	955	929
Hughes Satellite Systems Corp. 6.63%, 8/1/2026	1,413	1,111
Hyundai Capital America
1.30%, 1/8/2026 (a)	1,430	1,304
3.50%, 11/2/2026 (a)	8,025	7,549
3.50%, 11/2/2026 (d)	2,600	2,446
6.50%, 1/16/2029 (a)	505	518
iHeartCommunications, Inc.
6.38%, 5/1/2026	1,120	953
8.38%, 5/1/2027	2,728	1,909
5.25%, 8/15/2027 (a)	1,140	874
ILFC E-Capital Trust I (3-MONTH CME TERM SOFR + 1.81%), 7.21%, 12/21/2065 (a) (c)	500	366
ILFC E-Capital Trust II (3-MONTH CME TERM SOFR + 2.06%), 7.46%, 12/21/2065 (a) (c)	535	409

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Imola Merger Corp. 4.75%, 5/15/2029 (a)	2,780	2,526
Interface, Inc. 5.50%, 12/1/2028 (a)	775	696
International Game Technology plc 2.38%, 4/15/2028 (d)	EUR2,342	2,310
Intuit, Inc. 5.50%, 9/15/2053	280	287
IQVIA, Inc.
2.88%, 9/15/2025 (d)	EUR325	346
1.75%, 3/15/2026 (d)	EUR756	782
5.00%, 10/15/2026 (a)	545	532
5.00%, 5/15/2027 (a)	1,355	1,312
2.25%, 1/15/2028 (d)	EUR900	896
2.88%, 6/15/2028 (d)	EUR2,699	2,722
2.25%, 3/15/2029 (d)	EUR480	462
Iron Mountain, Inc., REIT
4.88%, 9/15/2027 (a)	597	565
5.00%, 7/15/2028 (a)	1,100	1,027
4.88%, 9/15/2029 (a)	345	314
ITC Holdings Corp. 2.95%, 5/14/2030 (a)	7,371	6,284
Jazz Securities DAC 4.38%, 1/15/2029 (a)	915	823
JBS USA LUX SA
6.75%, 3/15/2034 (a)	2,490	2,503
4.38%, 2/2/2052	1,177	807
7.25%, 11/15/2053 (a)	2,820	2,859
JELD-WEN, Inc. 4.88%, 12/15/2027 (a)	870	802
Jersey Central Power & Light Co. 2.75%, 3/1/2032 (a)	2,715	2,197
Kennedy-Wilson, Inc. 4.75%, 3/1/2029	1,000	802
Keurig Dr. Pepper, Inc. 4.05%, 4/15/2032	3,360	3,077
Kilroy Realty LP, REIT 2.50%, 11/15/2032	1,462	1,025
Kinder Morgan, Inc. 5.20%, 6/1/2033	3,440	3,294
Kinetik Holdings LP 5.88%, 6/15/2030 (a)	550	524
Kraft Heinz Foods Co.
2.25%, 5/25/2028 (d)	EUR300	307
4.88%, 10/1/2049	4,250	3,734
L3Harris Technologies, Inc. 4.85%, 4/27/2035	2,510	2,355
LABL, Inc. 6.75%, 7/15/2026 (a)	2,175	2,067
Lamar Media Corp. 4.00%, 2/15/2030	185	165
Lamb Weston Holdings, Inc. 4.13%, 1/31/2030 (a)	670	600
Level 3 Financing, Inc. 4.63%, 9/15/2027 ‡ (a)	1,925	1,174
Live Nation Entertainment, Inc.
4.88%, 11/1/2024 (a)	1,670	1,651
6.50%, 5/15/2027 (a)	450	450
4.75%, 10/15/2027 (a)	1,800	1,692
Lowe's Cos., Inc. 4.25%, 4/1/2052	5,838	4,584
Lumen Technologies, Inc.
5.13%, 12/15/2026 (a)	774	379
4.00%, 2/15/2027 (a)	1,370	724
Madison IAQ LLC
4.13%, 6/30/2028 (a)	1,630	1,448

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
5.88%, 6/30/2029 (a)	1,250	1,049
Mallinckrodt International Finance SA 10.00%, 6/15/2029 (a) (j)	283	18
Marriott Ownership Resorts, Inc. 4.75%, 1/15/2028	15	13
Masonite International Corp. 5.38%, 2/1/2028 (a)	95	90
Mauser Packaging Solutions Holding Co.
7.88%, 8/15/2026 (a)	2,490	2,474
9.25%, 4/15/2027 (a)	485	441
Medline Borrower LP
3.88%, 4/1/2029 (a)	440	391
5.25%, 10/1/2029 (a)	1,085	982
Medtronic Global Holdings SCA 1.50%, 7/2/2039	EUR1,500	1,152
Meta Platforms, Inc.
4.45%, 8/15/2052	1,381	1,181
5.60%, 5/15/2053	4,193	4,260
MetLife, Inc.
6.40%, 12/15/2036	435	428
9.25%, 4/8/2038 (a)	3,935	4,361
Metropolitan Life Global Funding I 3.30%, 3/21/2029 (a)	2,100	1,903
MGM Resorts International
6.75%, 5/1/2025	2,885	2,891
4.63%, 9/1/2026	307	295
5.50%, 4/15/2027	15	15
Millennium Escrow Corp. 6.63%, 8/1/2026 (a)	425	328
MIWD Holdco II LLC 5.50%, 2/1/2030 (a)	680	576
Molina Healthcare, Inc. 3.88%, 11/15/2030 (a)	800	695
Morgan Stanley
(SOFR + 0.46%), 5.79%, 1/25/2024 (c)	5,838	5,838
(SOFR + 0.88%), 1.59%, 5/4/2027 (c)	11,955	10,839
(SOFR + 1.61%), 4.21%, 4/20/2028 (c)	967	929
(SOFR + 1.73%), 5.12%, 2/1/2029 (c)	3,015	2,968
(SOFR + 1.59%), 5.16%, 4/20/2029 (c)	965	949
(SOFR + 1.63%), 5.45%, 7/20/2029 (c)	7,680	7,651
(SOFR + 1.14%), 2.70%, 1/22/2031 (c)	3,930	3,318
(SOFR + 3.12%), 3.62%, 4/1/2031 (c)	3,908	3,468
(SOFR + 1.03%), 1.79%, 2/13/2032 (c)	882	676
(SOFR + 1.20%), 2.51%, 10/20/2032 (c)	535	424
(SOFR + 1.88%), 5.42%, 7/21/2034 (c)	2,520	2,444
(SOFR + 1.36%), 2.48%, 9/16/2036 (c)	4,055	3,062
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.43%), 5.95%, 1/19/2038 (c)	1,255	1,217
3.97%, 7/22/2038 (i)	3,985	3,320
MPLX LP
4.13%, 3/1/2027	905	869
2.65%, 8/15/2030	1,246	1,042
Nabors Industries Ltd. 7.25%, 1/15/2026 (a)	345	330
Nationstar Mortgage Holdings, Inc.
5.50%, 8/15/2028 (a)	1,345	1,245
5.13%, 12/15/2030 (a)	1,140	985

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Navient Corp. 5.00%, 3/15/2027	385	359
NCR Atleos Corp. 9.50%, 4/1/2029 (a)	702	725
NCR Voyix Corp.
5.00%, 10/1/2028 (a)	2,110	1,921
5.13%, 4/15/2029 (a)	690	632
Netflix, Inc.
5.38%, 11/15/2029 (a)	9,956	10,021
3.63%, 6/15/2030 (d)	EUR1,000	1,068
New Albertsons LP
7.45%, 8/1/2029	197	200
8.00%, 5/1/2031	480	502
Newell Brands, Inc.
5.20%, 4/1/2026 (g)	2,020	1,950
6.63%, 9/15/2029	265	258
6.50%, 4/1/2046 (g)	300	240
Nexstar Media, Inc.
5.63%, 7/15/2027 (a)	912	864
4.75%, 11/1/2028 (a)	1,160	1,027
NGL Energy Operating LLC 7.50%, 2/1/2026 (a)	862	865
NMG Holding Co., Inc. 7.13%, 4/1/2026 (a)	1,030	965
Norfolk Southern Corp. 3.70%, 3/15/2053	1,930	1,387
Novelis Corp. 4.75%, 1/30/2030 (a)	615	558
Novelis Sheet Ingot GmbH 3.38%, 4/15/2029 (d)	EUR1,098	1,072
NRG Energy, Inc.
3.75%, 6/15/2024 (a)	3,480	3,430
6.63%, 1/15/2027	310	308
5.75%, 1/15/2028	200	195
5.25%, 6/15/2029 (a)	1,420	1,323
3.63%, 2/15/2031 (a)	865	707
NuStar Logistics LP 5.63%, 4/28/2027	1,000	984
Occidental Petroleum Corp.
8.88%, 7/15/2030	1,005	1,145
6.63%, 9/1/2030	455	471
OI European Group BV 6.25%, 5/15/2028 (a)	EUR989	1,103
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	2,456	2,220
OneMain Finance Corp.
7.13%, 3/15/2026	1,627	1,641
4.00%, 9/15/2030	1,120	912
Oracle Corp.
3.60%, 4/1/2050	910	635
6.90%, 11/9/2052	2,021	2,254
5.55%, 2/6/2053	5,450	5,138
Organon & Co.
2.88%, 4/30/2028 (d)	EUR2,256	2,175
4.13%, 4/30/2028 (a)	2,880	2,557
Outfront Media Capital LLC 5.00%, 8/15/2027 (a)	785	740
Owens & Minor, Inc. 6.63%, 4/1/2030 (a)	955	894

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	1,130	1,118
Pacific Gas and Electric Co.
2.95%, 3/1/2026	1,006	939
4.65%, 8/1/2028	4,230	3,952
6.15%, 1/15/2033	2,570	2,560
6.40%, 6/15/2033	5,220	5,282
4.60%, 6/15/2043	2,692	2,031
4.75%, 2/15/2044	294	229
PacifiCorp 3.30%, 3/15/2051	1,760	1,070
Pactiv Evergreen Group Issuer, Inc. 4.00%, 10/15/2027 (a)	1,735	1,588
Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (a) (g) (j)	248	156
Paysafe Finance plc 3.00%, 6/15/2029 (d)	EUR700	643
Performance Food Group, Inc.
6.88%, 5/1/2025 (a)	200	200
5.50%, 10/15/2027 (a)	824	798
4.25%, 8/1/2029 (a)	195	174
PetSmart, Inc.
4.75%, 2/15/2028 (a)	2,885	2,638
7.75%, 2/15/2029 (a)	1,000	943
Pfizer Investment Enterprises Pte. Ltd. 5.30%, 5/19/2053	1,957	1,908
PG&E Corp.
5.00%, 7/1/2028	2,540	2,416
5.25%, 7/1/2030	410	385
Philip Morris International, Inc. 5.63%, 11/17/2029	5,000	5,079
Pike Corp. 5.50%, 9/1/2028 (a)	827	753
PNC Financial Services Group, Inc. (The) Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.60%), 3.40%, 9/15/2026 (c) (e) (f)	3,704	2,839
Post Holdings, Inc.
5.75%, 3/1/2027 (a)	176	173
5.50%, 12/15/2029 (a)	1,409	1,325
4.63%, 4/15/2030 (a)	1,000	893
Presidio Holdings, Inc.
4.88%, 2/1/2027 (a)	2,506	2,424
8.25%, 2/1/2028 (a)	325	316
Prestige Brands, Inc. 5.13%, 1/15/2028 (a)	1,270	1,207
Prime Security Services Borrower LLC
5.75%, 4/15/2026 (a)	750	742
3.38%, 8/31/2027 (a)	40	36
Public Service Enterprise Group, Inc. 1.60%, 8/15/2030	2,695	2,121
Range Resources Corp.
8.25%, 1/15/2029	340	352
4.75%, 2/15/2030 (a)	75	68
Realogy Group LLC 5.25%, 4/15/2030 (a)	645	434
Regency Centers LP, REIT 2.95%, 9/15/2029	1,185	1,033
RHP Hotel Properties LP, REIT
4.75%, 10/15/2027	3,624	3,442
4.50%, 2/15/2029 (a)	755	681

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
RingCentral, Inc. 8.50%, 8/15/2030 (a)	1,120	1,116
Rite Aid Corp.
7.50%, 7/1/2025 (a) (j)	947	715
8.00%, 11/15/2026 (a) (j)	2,273	1,716
Rocket Mortgage LLC
2.88%, 10/15/2026 (a)	1,170	1,057
3.63%, 3/1/2029 (a)	640	562
4.00%, 10/15/2033 (a)	435	352
Roper Technologies, Inc. 2.95%, 9/15/2029	1,807	1,607
Royal Caribbean Cruises Ltd.
11.63%, 8/15/2027 (a)	2,625	2,847
8.25%, 1/15/2029 (a)	435	453
9.25%, 1/15/2029 (a)	1,280	1,362
SBA Communications Corp., REIT 3.13%, 2/1/2029	295	257
Scotts Miracle-Gro Co. (The)
5.25%, 12/15/2026	395	376
4.50%, 10/15/2029	2,197	1,873
4.00%, 4/1/2031	2,495	2,002
4.38%, 2/1/2032	500	397
Scripps Escrow II, Inc.
3.88%, 1/15/2029 (a)	515	433
5.38%, 1/15/2031 (a)	100	68
Seagate HDD Cayman
4.09%, 6/1/2029	1,369	1,228
8.25%, 12/15/2029 (a)	825	876
8.50%, 7/15/2031 (a)	96	103
Sempra 3.80%, 2/1/2038	1,865	1,513
Sensata Technologies BV
5.00%, 10/1/2025 (a)	129	127
4.00%, 4/15/2029 (a)	2,630	2,360
Sensata Technologies, Inc. 3.75%, 2/15/2031 (a)	11	9
Service Corp. International
5.13%, 6/1/2029	325	310
3.38%, 8/15/2030	974	818
Shutterfly Finance LLC
8.50% (Blend (Cash 4.25% + PIK 4.25%)), 10/1/2027 (a) (h)	1,057	697
9.75%, 10/1/2027 (a)	128	127
Silgan Holdings, Inc.
3.25%, 3/15/2025	EUR2,850	3,048
2.25%, 6/1/2028	EUR333	321
Sirius XM Radio, Inc.
5.00%, 8/1/2027 (a)	2,510	2,385
4.00%, 7/15/2028 (a)	440	393
5.50%, 7/1/2029 (a)	251	233
4.13%, 7/1/2030 (a)	940	793
Six Flags Entertainment Corp. 5.50%, 4/15/2027 (a)	4,110	3,929
SM Energy Co. 6.63%, 1/15/2027	865	851

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Sonic Automotive, Inc. 4.63%, 11/15/2029 (a)	1,315	1,159
Southern California Edison Co.
Series A, 4.20%, 3/1/2029	2,217	2,102
Series 13-A, 3.90%, 3/15/2043	564	426
3.65%, 2/1/2050	1,513	1,069
Southern Co. Gas Capital Corp.
Series 20-A, 1.75%, 1/15/2031	1,724	1,346
5.15%, 9/15/2032	2,350	2,292
Southwestern Energy Co.
5.70%, 1/23/2025 (g)	147	147
8.38%, 9/15/2028	630	652
5.38%, 3/15/2030	1,160	1,100
Spectrum Brands, Inc.
4.00%, 10/1/2026 (d)	EUR1,450	1,547
5.00%, 10/1/2029 (a)	1,550	1,430
5.50%, 7/15/2030 (a)	2,031	1,896
3.88%, 3/15/2031 (a)	2,435	2,079
Spirit AeroSystems, Inc. 9.38%, 11/30/2029 (a)	460	497
Sprint Capital Corp. 6.88%, 11/15/2028	4,210	4,452
Sprint LLC 7.63%, 2/15/2025	722	733
SRS Distribution, Inc.
4.63%, 7/1/2028 (a)	300	274
6.13%, 7/1/2029 (a)	745	658
6.00%, 12/1/2029 (a)	280	244
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	3,240	3,136
Stagwell Global LLC 5.63%, 8/15/2029 (a)	1,164	1,020
Standard Industries, Inc.
5.00%, 2/15/2027 (a)	34	33
4.75%, 1/15/2028 (a)	3,900	3,665
4.38%, 7/15/2030 (a)	420	368
Staples, Inc.
7.50%, 4/15/2026 (a)	3,065	2,713
10.75%, 4/15/2027 (a)	1,210	787
Summit Materials LLC 5.25%, 1/15/2029 (a)	1,113	1,041
Summit Midstream Holdings LLC 9.00%, 10/15/2026 (a) (g)	550	547
Synaptics, Inc. 4.00%, 6/15/2029 (a)	2,590	2,241
Take-Two Interactive Software, Inc.
3.55%, 4/14/2025	590	574
5.00%, 3/28/2026	612	608
3.70%, 4/14/2027	2,230	2,124
Tallgrass Energy Partners LP
7.50%, 10/1/2025 (a)	1,947	1,958
5.50%, 1/15/2028 (a)	105	97
6.00%, 12/31/2030 (a)	400	361
6.00%, 9/1/2031 (a)	1,500	1,345
Targa Resources Partners LP 4.00%, 1/15/2032	1,200	1,043
TEGNA, Inc. 4.63%, 3/15/2028	505	459

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Tempur Sealy International, Inc.
4.00%, 4/15/2029 (a)	3,965	3,432
3.88%, 10/15/2031 (a)	435	350
Tenet Healthcare Corp.
4.88%, 1/1/2026	4,415	4,338
6.25%, 2/1/2027	3,565	3,550
5.13%, 11/1/2027	1,237	1,187
4.63%, 6/15/2028	1,665	1,551
6.13%, 10/1/2028	345	334
4.25%, 6/1/2029	420	376
6.13%, 6/15/2030	25	24
6.75%, 5/15/2031 (a)	735	736
Terex Corp. 5.00%, 5/15/2029 (a)	965	885
Texas Instruments, Inc. 5.00%, 3/14/2053	200	192
Thermo Fisher Scientific, Inc. 0.88%, 10/1/2031	EUR200	178
T-Mobile USA, Inc.
2.63%, 2/15/2029	1,009	888
3.38%, 4/15/2029	4,380	3,970
2.55%, 2/15/2031	2,471	2,048
2.25%, 11/15/2031	708	564
TransDigm, Inc. 6.25%, 3/15/2026 (a)	488	485
Transocean Poseidon Ltd. 6.88%, 2/1/2027 (a)	95	93
Transocean, Inc. 11.50%, 1/30/2027 (a)	193	201
Travel + Leisure Co. 6.60%, 10/1/2025 (g)	243	242
Trinity Industries, Inc. 7.75%, 7/15/2028 (a)	870	887
Trinseo Materials Operating SCA
5.38%, 9/1/2025 (a)	144	120
5.13%, 4/1/2029 (a)	730	284
TripAdvisor, Inc. 7.00%, 7/15/2025 (a)	2,317	2,325
Triton Water Holdings, Inc. 6.25%, 4/1/2029 (a)	466	399
Triumph Group, Inc.
7.75%, 8/15/2025	715	701
9.00%, 3/15/2028 (a)	215	221
Uber Technologies, Inc. 4.50%, 8/15/2029 (a)	675	621
UGI International LLC 2.50%, 12/1/2029 (d)	EUR1,985	1,802
Union Electric Co. 3.90%, 4/1/2052	885	672
United Rentals North America, Inc.
5.50%, 5/15/2027	341	336
4.88%, 1/15/2028	195	188
3.88%, 2/15/2031	438	382
United States Cellular Corp. 6.70%, 12/15/2033	2,634	2,582
United States Steel Corp. 6.88%, 3/1/2029	190	189
UnitedHealth Group, Inc. 5.35%, 2/15/2033	3,770	3,849
Univision Communications, Inc. 4.50%, 5/1/2029 (a)	1,085	952
US Foods, Inc. 4.75%, 2/15/2029 (a)	135	125
Vail Resorts, Inc. 6.25%, 5/15/2025 (a)	2,290	2,283

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Venture Global LNG, Inc.
8.13%, 6/1/2028 (a)	550	545
9.50%, 2/1/2029 (a)	620	640
9.88%, 2/1/2032 (a)	328	336
Viavi Solutions, Inc. 3.75%, 10/1/2029 (a)	222	185
VICI Properties LP, REIT
3.50%, 2/15/2025 (a)	220	213
4.25%, 12/1/2026 (a)	823	775
5.75%, 2/1/2027 (a)	258	254
3.75%, 2/15/2027 (a)	240	222
4.63%, 12/1/2029 (a)	664	601
4.13%, 8/15/2030 (a)	245	213
Vista Outdoor, Inc. 4.50%, 3/15/2029 (a)	2,789	2,643
Vistra Operations Co. LLC
5.50%, 9/1/2026 (a)	332	326
3.70%, 1/30/2027 (a)	3,157	2,935
5.63%, 2/15/2027 (a)	820	798
4.38%, 5/1/2029 (a)	1,126	1,017
Wabash National Corp. 4.50%, 10/15/2028 (a)	2,770	2,368
Warnermedia Holdings, Inc.
3.76%, 3/15/2027	4,097	3,866
4.28%, 3/15/2032	8,173	7,210
5.05%, 3/15/2042	1,765	1,457
5.14%, 3/15/2052	2,154	1,722
Weekley Homes LLC 4.88%, 9/15/2028 (a)	980	898
Wells Fargo & Co.
Series BB, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.90%, 3/15/2026 (c) (e) (f)	4,790	4,321
(SOFR + 1.51%), 3.53%, 3/24/2028 (c)	4,820	4,519
(3-MONTH CME TERM SOFR + 1.57%), 3.58%, 5/22/2028 (c)	3,320	3,110
(SOFR + 1.74%), 5.57%, 7/25/2029 (c)	7,130	7,119
(3-MONTH CME TERM SOFR + 1.26%), 2.57%, 2/11/2031 (c)	4,205	3,514
4.90%, 11/17/2045	1,210	1,027
Welltower OP LLC, REIT
2.80%, 6/1/2031	2,010	1,676
3.85%, 6/15/2032	1,390	1,227
Wesco Aircraft Holdings, Inc. 9.00%, 11/15/2026 (a) (j)	1,235	117
WESCO Distribution, Inc.
7.13%, 6/15/2025 (a)	950	951
7.25%, 6/15/2028 (a)	550	559
White Cap Buyer LLC 6.88%, 10/15/2028 (a)	460	420
William Carter Co. (The) 5.63%, 3/15/2027 (a)	752	729
Williams Cos., Inc. (The) 3.50%, 10/15/2051	3,945	2,663
WMG Acquisition Corp.
2.75%, 7/15/2028 (d)	EUR700	710
3.00%, 2/15/2031 (a)	455	376
2.25%, 8/15/2031 (d)	EUR728	663

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
WP Carey, Inc., REIT
2.40%, 2/1/2031	580	469
2.25%, 4/1/2033	1,302	962
WR Grace Holdings LLC 4.88%, 6/15/2027 (a)	180	171
Wynn Las Vegas LLC 5.50%, 3/1/2025 (a)	1,875	1,852
Wynn Resorts Finance LLC 5.13%, 10/1/2029 (a)	3,544	3,192
		1,070,669
Total Corporate Bonds (Cost $2,269,817)		2,084,814
Foreign Government Securities — 14.6%
Angola — 0.2%
Republic of Angola
8.00%, 11/26/2029 (d)	3,420	2,860
8.75%, 4/14/2032 (a)	3,248	2,707
		5,567
Bahrain — 0.1%
Kingdom of Bahrain 6.00%, 9/19/2044 (d)	4,041	3,177
Brazil — 1.4%
Notas do Tesouro Nacional 10.00%, 1/1/2027 (j)	BRL229,960	46,487
Colombia — 0.3%
Republic of Colombia
3.13%, 4/15/2031	5,580	4,302
5.20%, 5/15/2049	5,688	4,010
8.75%, 11/14/2053	2,469	2,617
		10,929
Costa Rica — 0.2%
Republic of Costa Rica
6.13%, 2/19/2031 (d)	3,310	3,298
7.30%, 11/13/2054 (a)	4,664	4,748
		8,046
Czech Republic — 1.7%
Czech Republic
4.50%, 11/11/2032	CZK503,470	22,881
4.90%, 4/14/2034	CZK388,930	18,201
1.95%, 7/30/2037	CZK401,000	13,568
		54,650
Dominican Republic — 0.4%
Dominican Republic Government Bond
6.88%, 1/29/2026 (a)	4,620	4,635
6.85%, 1/27/2045 (d)	7,910	7,309
		11,944
Hungary — 0.1%
Hungary Government Bond 6.75%, 9/25/2052 (a)	3,931	3,994

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Israel — 0.2%
State of Israel Government Bond 3.38%, 1/15/2050	7,840	5,165
Italy — 0.3%
Italian Republic Government Bond 2.88%, 10/17/2029	9,373	8,184
Ivory Coast — 0.4%
Republic of Cote d'Ivoire
6.38%, 3/3/2028 (d)	2,330	2,238
6.13%, 6/15/2033 (d)	6,302	5,562
6.88%, 10/17/2040 (a)	EUR7,400	6,343
		14,143
Lebanon — 0.0% ^
Lebanese Republic
6.65%, 4/22/2024 (d) (j)	3,207	178
6.65%, 11/3/2028 (d) (j)	3,134	178
		356
Mexico — 4.2%
Mex Bonos Desarr Fix Rt
7.75%, 5/29/2031	MXN1,263,970	66,434
7.50%, 5/26/2033	MXN444,910	22,574
8.00%, 5/24/2035	MXN647,590	33,470
United Mexican States
6.35%, 2/9/2035	3,247	3,274
3.77%, 5/24/2061	7,068	4,460
3.75%, 4/19/2071	11,835	7,338
		137,550
Nigeria — 0.2%
Federal Republic of Nigeria
7.38%, 9/28/2033 (a)	3,770	2,985
7.63%, 11/28/2047 (d)	4,824	3,492
		6,477
Oman — 0.4%
Sultanate of Oman Government Bond
5.63%, 1/17/2028 (d)	3,200	3,196
6.25%, 1/25/2031 (d)	5,140	5,264
6.75%, 1/17/2048 (d)	3,450	3,354
		11,814
Paraguay — 0.3%
Republic of Paraguay
4.95%, 4/28/2031 (a)	4,630	4,366
3.85%, 6/28/2033 (a)	1,521	1,280
5.60%, 3/13/2048 (d)	990	831
5.40%, 3/30/2050 (d)	2,278	1,862
		8,339

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Philippines — 0.2%
Republic of Philippines
2.95%, 5/5/2045	5,550	3,802
5.50%, 1/17/2048	1,608	1,582
		5,384
Romania — 0.3%
Romania Government Bond
6.63%, 9/27/2029 (a)	EUR5,389	6,091
4.63%, 4/3/2049 (a)	EUR3,467	2,868
7.63%, 1/17/2053 (a)	1,512	1,584
		10,543
Saudi Arabia — 0.1%
Kingdom of Saudi Arabia 5.00%, 1/18/2053 (a)	5,712	4,877
Senegal — 0.1%
Republic of Senegal 6.25%, 5/23/2033 (d)	4,555	3,775
South Africa — 1.7%
Republic of South Africa
4.30%, 10/12/2028	5,530	4,977
8.25%, 3/31/2032	ZAR288,340	13,133
8.88%, 2/28/2035	ZAR702,882	31,022
5.75%, 9/30/2049	6,780	4,916
		54,048
Turkey — 0.1%
Republic of Turkey 9.88%, 1/15/2028	3,421	3,673
United Arab Emirates — 0.1%
United Arab Emirates Government Bond 4.00%, 7/28/2050 (a)	6,850	4,247
United Kingdom — 1.6%
United Kingdom of Great Britain and Northern Ireland 3.75%, 10/22/2053 (d)	GBP48,070	51,672
Uruguay — 0.0% ^
Oriental Republic of Uruguay 5.10%, 6/18/2050	1,152	1,080
Total Foreign Government Securities (Cost $506,753)		476,121
Mortgage-Backed Securities — 9.7%
United States — 9.7%
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 4.50%, 12/25/2053 (l)	182,547	170,916
TBA, 5.50%, 12/25/2053 (l)	62,180	61,266
GNMA II, Single Family, 30 Year, TBA, 5.00%, 12/15/2053 (l)	88,604	86,062
Total Mortgage-Backed Securities (Cost $312,288)		318,244
Convertible Bonds — 3.5%
Austria — 0.0% ^
ams-OSRAM AG 2.13%, 11/3/2027 (d)	EUR2,000	1,644

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Convertible Bonds — continued
Israel — 0.1%
Nice Ltd. Zero Coupon, 9/15/2025	4,201	3,894
Singapore — 0.1%
Sea Ltd. 2.38%, 12/1/2025	2,370	2,213
United States — 3.3%
8x8, Inc. 0.50%, 2/1/2024	3,000	2,936
Advanced Energy Industries, Inc. 2.50%, 9/15/2028 (a)	2,183	2,149
Air Transport Services Group, Inc. 3.88%, 8/15/2029 (a)	1,375	1,153
Airbnb, Inc. Zero Coupon, 3/15/2026	3,705	3,277
Alarm.com Holdings, Inc. Zero Coupon, 1/15/2026	4,497	3,899
Bentley Systems, Inc. 0.13%, 1/15/2026	2,506	2,472
BigCommerce Holdings, Inc. 0.25%, 10/1/2026	5,421	4,255
Block, Inc. 0.13%, 3/1/2025	360	342
Box, Inc. Zero Coupon, 1/15/2026	2,759	3,112
Cheesecake Factory, Inc. (The) 0.38%, 6/15/2026	3,056	2,584
DISH Network Corp. 2.38%, 3/15/2024	1,340	1,280
Dropbox, Inc. Zero Coupon, 3/1/2028	7,816	7,523
Enphase Energy, Inc. Zero Coupon, 3/1/2028	4,040	3,230
Envestnet, Inc. 2.63%, 12/1/2027	2,075	1,831
Etsy, Inc. 0.13%, 10/1/2026	2,290	2,520
Eventbrite, Inc. 0.75%, 9/15/2026	1,897	1,532
Everbridge, Inc. Zero Coupon, 3/15/2026	1,959	1,645
Fluor Corp. 1.13%, 8/15/2029 (a)	550	582
Ford Motor Co. Zero Coupon, 3/15/2026	3,583	3,341
Greenbrier Cos., Inc. (The) 2.88%, 4/15/2028	5,365	4,834
Guess?, Inc. 2.00%, 4/15/2024	2,245	2,279
Integra LifeSciences Holdings Corp. 0.50%, 8/15/2025	1,070	977
JetBlue Airways Corp. 0.50%, 4/1/2026	2,490	1,712
Kite Realty Group LP REIT, 0.75%, 4/1/2027 (a)	2,431	2,273
Live Nation Entertainment, Inc. 3.13%, 1/15/2029 (a)	4,070	4,327
Lumentum Holdings, Inc. 1.50%, 12/15/2029 (a)	3,131	2,757
Lyft, Inc. 1.50%, 5/15/2025	2,135	1,962
Microchip Technology, Inc. 1.63%, 2/15/2027	835	1,977
ON Semiconductor Corp. Zero Coupon, 5/1/2027	5,511	7,958
Pebblebrook Hotel Trust REIT, 1.75%, 12/15/2026	3,432	2,811
PetIQ, Inc. 4.00%, 6/1/2026	590	563
PG&E Corp. 4.25%, 12/1/2027 (a)	2,082	2,108
Seagate HDD Cayman 3.50%, 6/1/2028 (a)	3,430	3,886
Snap, Inc.
0.75%, 8/1/2026	1,075	1,040
Zero Coupon,5/1/2027	1,711	1,316
Southwest Airlines Co. 1.25%, 5/1/2025	2,010	1,969
Topgolf Callaway Brands Corp. 2.75%, 5/1/2026	2,208	2,194
TripAdvisor, Inc. 0.25%, 4/1/2026	4,195	3,626
Uber Technologies, Inc. Series 2028, 0.88%, 12/1/2028 (a)	2,603	2,691
Wayfair, Inc.
0.63%, 10/1/2025	2,745	2,440

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Convertible Bonds — continued
United States — continued
3.25%, 9/15/2027	1,290	1,490
Wolfspeed, Inc.
0.25%, 2/15/2028	2,055	1,271
1.88%, 12/1/2029 (a)	375	223
		108,347
Total Convertible Bonds (Cost $127,538)		116,098
Asset-Backed Securities — 3.3%
Cayman Islands — 0.7%
AIMCO CLO Ltd. Series 2019-10A, Class AR, 6.73%, 7/22/2032 (a) (i)	550	549
Apidos CLO Series 2020-34A, Class A1R, 6.83%, 1/20/2035 (a) (i)	925	922
Bain Capital Credit CLO Series 2019-1A, Class AR, 6.79%, 4/19/2034 (a) (i)	3,300	3,288
Bain Capital Credit CLO Ltd. Series 2021-7A, Class A1, 6.81%, 1/22/2035 (a) (i)	2,500	2,490
Dryden CLO Ltd. Series 2019-68A, Class AR, 6.83%, 7/15/2035 (a) (i)	3,200	3,192
Galaxy CLO Ltd. Series 2013-15A, Class ARR, 6.63%, 10/15/2030 (a) (i)	867	865
LCM LP Series 16A, Class A2R, 6.84%, 10/15/2031 (a) (i)	1,860	1,859
Madison Park Funding Ltd. Series 2020-45A, Class AR, 6.78%, 7/15/2034 (a) (i)	675	673
Neuberger Berman CLO Series 2013-15A, Class A1R2, 6.58%, 10/15/2029 (a) (i)	530	528
Palmer Square CLO Ltd. Series 2015-1A, Class A1A4, 6.76%, 5/21/2034 (a) (i)	4,800	4,796
Palmer Square Loan Funding Ltd. Series 2021-4A, Class A1, 6.46%, 10/15/2029 (a) (i)	2,179	2,172
Renew Series 2017-1A, Class B, 5.75%, 9/20/2052 ‡ (a)	107	102
		21,436
United States — 2.6%
Accelerated Assets LLC Series 2018-1, Class C, 6.65%, 12/2/2033 (a)	629	615
ACE Securities Corp. Home Equity Loan Trust Series 2004-OP1, Class M2, 7.03%, 4/25/2034 (i)	33	29
Affirm Asset Securitization Trust Series 2022-A, Class 1A, 4.30%, 5/17/2027 (a)	3,304	3,240
American Credit Acceptance Receivables Trust
Series 2023-1, Class A, 5.45%, 9/14/2026 (a)	1,321	1,318
Series 2022-3, Class D, 5.83%, 10/13/2028 (a)	3,739	3,677
Series 2023-1, Class C, 5.59%, 4/12/2029 (a)	2,866	2,821
AMSR Trust Series 2019-SFR1, Class E, 3.47%, 1/19/2039 (a)	3,100	2,776
Amur Equipment Finance Receivables XI LLC Series 2022-2A, Class A2, 5.30%, 6/21/2028 (a)	1,827	1,814
Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-W3, Class A3, 3.27%, 2/25/2034 (i)	43	41
Avis Budget Rental Car Funding AESOP LLC Series 2019-2A, Class C, 4.24%, 9/22/2025 (a)	810	797
BHG Securitization Trust
Series 2021-B, Class A, 0.90%, 10/17/2034 (a)	368	355
Series 2022-C, Class A, 5.32%, 10/17/2035 (a)	934	926
BMW Vehicle Lease Trust Series 2023-1, Class A3, 5.16%, 11/25/2025	890	886
Business Jet Securities LLC Series 2020-1A, Class C, 7.14%, 11/15/2035 ‡ (a)	730	711
Countrywide Asset-Backed Certificates
Series 2002-4, Class M1, 6.58%, 12/25/2032 (i)	15	15
Series 2004-ECC2, Class M2, 6.43%, 12/25/2034 (i)	122	123
Credit Acceptance Auto Loan Trust Series 2023-1A, Class A, 6.48%, 3/15/2033 (a)	1,210	1,215
Drive Auto Receivables Trust Series 2020-1, Class D, 2.70%, 5/17/2027	1,578	1,562
Driven Brands Funding LLC Series 2019-2A, Class A2, 3.98%, 10/20/2049 (a)	1,766	1,627

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
United States — continued
DT Auto Owner Trust
Series 2019-4A, Class D, 2.85%, 7/15/2025 (a)	755	751
Series 2020-2A, Class D, 4.73%, 3/16/2026 (a)	650	645
Exeter Automobile Receivables Trust
Series 2023-1A, Class B, 5.72%, 4/15/2027	1,461	1,455
Series 2023-1A, Class C, 5.82%, 2/15/2028	1,653	1,636
FirstKey Homes Trust
Series 2020-SFR2, Class F1, 3.02%, 10/19/2037 (a)	3,000	2,738
Series 2020-SFR2, Class F2, 3.12%, 10/19/2037 (a)	2,000	1,821
Flagship Credit Auto Trust
Series 2023-1, Class A3, 5.01%, 8/16/2027 (a)	974	964
Series 2023-1, Class B, 5.05%, 1/18/2028 (a)	733	723
FREED ABS Trust Series 2022-3FP, Class B, 5.79%, 8/20/2029 (a)	3,264	3,258
Fremont Home Loan Trust Series 2004-2, Class M2, 6.39%, 7/25/2034 (i)	5	5
GLS Auto Receivables Issuer Trust
Series 2022-3A, Class B, 4.92%, 1/15/2027 (a)	450	444
Series 2022-3A, Class C, 5.34%, 6/15/2028 (a)	683	672
Series 2022-3A, Class D, 6.42%, 6/15/2028 (a)	510	504
Series 2021-3A, Class E, 3.20%, 10/16/2028 (a)	3,530	3,238
GM Financial Automobile Leasing Trust
Series 2023-1, Class A2B, 5.88%, 6/20/2025 (i)	868	868
Series 2023-1, Class A3, 5.16%, 4/20/2026	1,885	1,877
GoldenTree Loan Opportunities Ltd. Series 2015-10A, Class AR, 6.80%, 7/20/2031 (a) (i)	6,300	6,297
Hertz Vehicle Financing LLC Series 2021-1A, Class C, 2.05%, 12/26/2025 (a)	1,370	1,310
HIN Timeshare Trust Series 2020-A, Class D, 5.50%, 10/9/2039 (a)	1,652	1,541
Home Equity Asset Trust Series 2004-6, Class M2, 6.36%, 12/25/2034 (i)	6	6
JetBlue Pass-Through Trust
Series 2019-1, Class B, 8.00%, 11/15/2027	568	565
Series 2019-1, Class A, 2.95%, 5/15/2028	490	417
Series 2020-1, Class B, 7.75%, 11/15/2028	350	353
Merrill Lynch Mortgage Investors Trust Series 2003-OPT1, Class M1, 6.43%, 7/25/2034 (i)	12	11
Mid-State Capital Corp. Trust Series 2006-1, Class M2, 6.74%, 10/15/2040 (a)	58	57
MVW LLC Series 2021-1WA, Class D, 3.17%, 1/22/2041 (a)	3,361	3,026
OL SP LLC
Series 2018, Class C, 4.25%, 5/15/2025 ‡	236	227
Series 2018, Class B, 4.61%, 2/9/2030 ‡	242	236
Oportun Issuance Trust Series 2022-3, Class A, 7.45%, 1/8/2030 (a)	1,020	1,020
Pagaya AI Technology in Housing Trust Series 2022-1, Class D, 4.25%, 8/25/2025 (a)	2,668	2,504
RASC Trust Series 2005-EMX1, Class M1, 6.10%, 3/25/2035 (i)	57	57
Renaissance Home Equity Loan Trust
Series 2005-1, Class AF6, 5.47%, 5/25/2035 (g)	35	35
Series 2005-2, Class M1, 5.55%, 8/25/2035 (g)	561	501
Santander Drive Auto Receivables Trust Series 2022-6, Class C, 4.96%, 11/15/2028	1,035	1,011
Santander Revolving Auto Loan Trust
Series 2019-A, Class A, 2.51%, 1/26/2032 (a)	2,760	2,661
Series 2019-A, Class C, 3.00%, 1/26/2032 (a)	2,960	2,837
Series 2019-A, Class D, 3.45%, 1/26/2032 (a)	4,000	3,815

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
United States — continued
Saxon Asset Securities Trust Series 2004-3, Class M1, 6.36%, 12/26/2034 (i)	126	118
Structured Asset Investment Loan Trust Series 2003-BC10, Class A4, 6.46%, 10/25/2033 (i)	13	14
Tesla Auto Lease Trust Series 2021-A, Class D, 1.34%, 3/20/2025 (a)	3,826	3,795
US Auto Funding Series 2021-1A, Class C, 2.20%, 5/15/2026 (a)	7,300	6,713
		85,274
Total Asset-Backed Securities (Cost $108,601)		106,710
Commercial Mortgage-Backed Securities — 2.1%
United States — 2.1%
A10 Revolving Asset Financing I LLC , 11.64%, 2/10/2028 ‡ (i)	250	250
BANK
Series 2018-BN13, Class C, 4.68%, 8/15/2061 (i)	1,703	1,330
Series 2019-BN20, Class XA, IO, 0.93%, 9/15/2062 (i)	7,586	277
Benchmark Mortgage Trust Series 2019-B11, Class C, 3.75%, 5/15/2052 (i)	5,352	3,622
BHMS Series 2018-ATLS, Class A, 6.87%, 7/15/2035 (a) (i)	1,300	1,285
BX Trust Series 2022-LBA6, Class A, 6.32%, 1/15/2039 (a) (i)	10,375	10,121
Cascade Funding Mortgage Trust Series 2021-FRR1, Class BK45, 2.08%, 2/28/2025 (a) (i)	13,900	12,852
CCUBS Commercial Mortgage Trust Series 2017-C1, Class C, 4.58%, 11/15/2050 (i)	484	391
CD Mortgage Trust Series 2016-CD2, Class C, 4.11%, 11/10/2049 (i)	303	222
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K729, Class X1, IO, 0.47%, 10/25/2024 (i)	24,805	46
Series K731, Class X3, IO, 2.18%, 5/25/2025 (i)	3,460	98
Series K739, Class X1, IO, 1.30%, 9/25/2027 (i)	38,014	1,323
Series K104, Class X1, IO, 1.25%, 1/25/2030 (i)	25,470	1,360
Series K108, Class X1, IO, 1.81%, 3/25/2030 (i)	11,982	999
Series K117, Class X1, IO, 1.33%, 8/25/2030 (i)	42,340	2,649
Series K726, Class X3, IO, 2.22%, 7/25/2044 (i)	5,047	36
Series K724, Class X3, IO, 1.90%, 12/25/2044 (i)	7,456	1
Series K072, Class X3, IO, 2.21%, 12/25/2045 (i)	12,354	925
Series K089, Class X3, IO, 2.38%, 1/25/2046 (i)	11,650	1,148
Series K078, Class X3, IO, 2.29%, 6/25/2046 (i)	10,990	918
Series K088, Class X3, IO, 2.43%, 2/25/2047 (i)	11,410	1,142
Series K094, Class X3, IO, 2.20%, 7/25/2047 (i)	4,450	427
FNMA ACES
Series 2020-M39, Class X2, IO, 1.64%, 8/25/2031 (i)	10,560	626
Series 2016-M4, Class X2, IO, 2.70%, 1/25/2039 (i)	2,905	40
FREMF Series 2018-KF46, Class B, 7.38%, 3/25/2028 (a) (i)	805	736
FREMF Mortgage Trust
Series 2017-KF29, Class B, 8.98%, 2/25/2024 (a) (i)	624	623
Series 2017-KF31, Class B, 8.33%, 4/25/2024 (a) (i)	685	681
Series 2017-KF38, Class B, 7.93%, 9/25/2024 (a) (i)	251	246
Series 2017-KF41, Class B, 7.93%, 11/25/2024 (a) (i)	304	299
Series 2018-KF42, Class B, 7.63%, 12/25/2024 (a) (i)	647	634
Series 2018-KF45, Class B, 7.38%, 3/25/2025 (a) (i)	150	144
Series 2018-KF47, Class B, 7.43%, 5/25/2025 (a) (i)	156	152
Series 2016-KF24, Class B, 10.43%, 10/25/2026 (a) (i)	145	138

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
United States — continued
Series 2017-KF40, Class B, 8.13%, 11/25/2027 (a) (i)	537	496
Series 2018-KF50, Class B, 7.33%, 7/25/2028 (a) (i)	645	576
Series 2017-K728, Class C, 3.77%, 11/25/2050 (a) (i)	1,265	1,234
GNMA Series 2017-9, IO, 0.66%, 1/16/2057 (i)	5,202	177
GS Mortgage Securities Trust Series 2015-GC30, Class C, 4.20%, 5/10/2050 (i)	605	477
Harvest Commercial Capital Loan Trust Series 2019-1, Class A, 3.29%, 9/25/2046 (a) (i)	116	113
Hunt Companies Finance Trust, Inc. , 7.25%, 2/13/2025 ‡	6,000	5,640
ILPT Commercial Mortgage Trust Series 2022-LPF2, Class A, 7.57%, 10/15/2039 (a) (i)	2,729	2,703
JPMBB Commercial Mortgage Securities Trust
Series 2015-C30, Class C, 4.37%, 7/15/2048 (i)	860	615
Series 2015-C31, Class C, 4.78%, 8/15/2048 (i)	395	296
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-JP4, Class C, 3.52%, 12/15/2049 (i)	484	362
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ, 5.45%, 9/15/2039 (i)	1,171	447
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C14, Class C, 5.22%, 2/15/2047 (i)	364	352
Series 2015-C24, Class C, 4.47%, 5/15/2048 (i)	607	522
Morgan Stanley Capital I Trust
Series 2005-HQ7, Class E, 5.49%, 11/14/2042 (i)	821	746
Series 2015-MS1, Class B, 4.16%, 5/15/2048 (i)	470	425
P -stlb Series 2019-STL B, 9.25%, 10/11/2026 ‡	3,800	3,639
UBS Commercial Mortgage Trust Series 2017-C7, Class B, 4.29%, 12/15/2050 (i)	1,795	1,551
Velocity Commercial Capital Loan Trust
Series 2018-2, Class A, 4.05%, 10/26/2048 (a) (i)	1,181	1,117
Series 2019-3, Class A, 3.03%, 10/25/2049 (a) (i)	623	586
Series 2020-1, Class AFX, 2.61%, 2/25/2050 (a) (i)	1,833	1,550
Total Commercial Mortgage-Backed Securities (Cost $77,367)		69,365
Collateralized Mortgage Obligations — 1.3%
United States — 1.3%
Alternative Loan Trust
Series 2004-25CB, Class A1, 6.00%, 12/25/2034	1,699	1,472
Series 2005-6CB, Class 1A6, 5.50%, 4/25/2035	39	32
Series 2005-21CB, Class A17, 6.00%, 6/25/2035	632	488
Series 2005-80CB, Class 5A1, 6.00%, 2/25/2036	1,276	1,181
Angel Oak Mortgage Trust Series 2020-1, Class A1, 2.47%, 12/25/2059 (a) (i)	487	451
Chase Mortgage Finance Trust Series 2007-A1, Class 2A3, 5.26%, 2/25/2037 (i)	19	17
CHL Mortgage Pass-Through Trust Series 2007-16, Class A1, 6.50%, 10/25/2037	893	363
Connecticut Avenue Securities Trust
Series 2019-R07, Class 1M2, 7.54%, 10/25/2039 (a) (i)	29	29
Series 2023-R02, Class 1M1, 7.63%, 1/25/2043 (a) (i)	3,193	3,240
DSLA Mortgage Loan Trust Series 2005-AR4, Class 2A1A, 5.97%, 8/19/2045 (i)	413	337
FHLMC STACR REMIC Trust Series 2022-DNA3, Class M1B, 8.23%, 4/25/2042 (a) (i)	1,700	1,736
FHLMC, REMIC
Series 3914, Class LS, IF, IO, 1.36%, 8/15/2026 (i)	68	1
Series 4304, Class DI, IO, 2.50%, 1/15/2027	10	—
Series 4030, Class IL, IO, 3.50%, 4/15/2027	51	1
Series 4043, Class PI, IO, 2.50%, 5/15/2027	393	12

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
United States — continued
Series 4057, Class UI, IO, 3.00%, 5/15/2027	168	4
Series 4120, Class UI, IO, 3.00%, 10/15/2027	203	8
Series 4311, Class QI, IO, 3.00%, 10/15/2028	112	2
Series 4324, Class AI, IO, 3.00%, 11/15/2028	109	3
Series 4313, Class UI, IO, 3.00%, 3/15/2029	337	15
Series 4280, Class KI, IO, 3.50%, 9/15/2031	50	—
Series 3459, Class JS, IF, IO, 0.81%, 6/15/2038 (i)	156	11
Series 4018, Class HI, IO, 4.50%, 3/15/2041	62	4
Series 4073, Class IQ, IO, 4.00%, 7/15/2042	122	18
Series 4173, Class I, IO, 4.00%, 3/15/2043	318	52
Series 4305, Class SK, IF, IO, 1.16%, 2/15/2044 (i)	3,218	350
Series 4372, Class SY, IF, IO, 0.66%, 8/15/2044 (i)	427	38
Series 4585, Class JI, IO, 4.00%, 5/15/2045	1,176	166
Series 4694, Class SA, IF, IO, 0.66%, 6/15/2047 (i)	2,791	317
Series 4689, Class SD, IF, IO, 0.71%, 6/15/2047 (i)	5,149	625
Series 4983, Class SY, IF, IO, 0.66%, 5/25/2050 (i)	5,657	611
Series 5022, IO, 3.00%, 9/25/2050	6,552	1,071
Series 5023, Class MI, IO, 3.00%, 10/25/2050	11,963	1,916
Series 5072, Class DI, IO, 3.50%, 2/25/2051	10,858	1,981
FHLMC, STRIPS Series 319, Class S2, IF, IO, 0.56%, 11/15/2043 (i)	6,140	594
FNMA, REMIC
Series 2013-15, IO, 2.50%, 3/25/2028	624	23
Series 2014-35, Class KI, IO, 3.00%, 6/25/2029	416	18
Series 2014-44, Class QI, IO, 3.00%, 8/25/2029	204	7
Series 2013-66, Class IE, IO, 3.00%, 8/25/2032	1,949	69
Series 2013-61, Class HI, IO, 3.00%, 6/25/2033	2,057	186
Series 2013-64, Class LI, IO, 3.00%, 6/25/2033	506	43
Series 2012-93, Class SE, IF, IO, 0.66%, 9/25/2042 (i)	1,462	143
Series 2012-93, Class SG, IF, IO, 0.66%, 9/25/2042 (i)	274	24
Series 2014-14, Class SA, IF, IO, 0.51%, 4/25/2044 (i)	4,217	402
Series 2015-40, Class LS, IF, IO, 0.73%, 6/25/2045 (i)	2,219	203
Series 2015-85, Class SA, IF, IO, 0.18%, 11/25/2045 (i)	2,723	201
Series 2016-25, Class SL, IF, IO, 0.56%, 5/25/2046 (i)	2,905	275
Series 2016-39, Class LS, IF, IO, 0.56%, 7/25/2046 (i)	8,527	1,032
Series 2016-61, Class ST, IF, IO, 0.56%, 9/25/2046 (i)	5,698	586
Series 2019-42, Class SK, IF, IO, 0.61%, 8/25/2049 (i)	3,292	344
FNMA, STRIPS
Series 410, Class C12, IO, 5.50%, 7/25/2024	1	—
Series 401, Class C6, IO, 4.50%, 10/25/2029	77	2
GNMA
Series 2011-13, Class S, IF, IO, 0.51%, 1/16/2041 (i)	304	19
Series 2019-115, Class SD, IF, IO, 0.65%, 9/20/2049 (i)	901	90
Series 2015-H13, Class GI, IO, 1.52%, 4/20/2065 (i)	1,195	25
Goodgreen Trust Series 2017-R15.00%, 10/20/2051 ‡	672	624
GSMSC Pass-Through Trust Series 2008-2R, Class 2A1, 7.50%, 10/25/2036 (a) (i)	125	19
HarborView Mortgage Loan Trust Series 2007-6, Class 2A1A, 5.64%, 8/19/2037 (i)	98	82
JPMorgan Alternative Loan Trust Series 2006-A2, Class 1A1, 5.82%, 5/25/2036 (i)	1,508	1,156

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
United States — continued
MASTR Alternative Loan Trust Series 2003-5, Class 30B1, 5.87%, 8/25/2033 (i)	129	75
MFA Trust Series 2023-RTL1, Class A1, 7.58%, 8/25/2027 (a) (g)	2,540	2,510
PNMAC GMSR Issuer Trust
Series 2018-GT1, Class A, 9.31%, 2/25/2025 (a) (i)	700	700
Series 2018-GT2, Class A, 8.86%, 8/25/2025 (a) (i)	1,990	1,991
SART Series 2017-14.75%, 7/15/2024 ‡	198	196
Starwood Mortgage Residential Trust Series 2020-1, Class A1, 2.27%, 2/25/2050 (a) (i)	121	112
Structured Adjustable Rate Mortgage Loan Trust Series 2005-1, Class 5A1, 5.08%, 2/25/2035 (i)	80	74
Verus Securitization Trust Series 2020-1, Class A1, 2.42%, 1/25/2060 (a) (g)	305	288
VM Master Issuer LLC Series 2022-1, Class A1, 5.16%, 5/24/2025 ‡ (a) (i)	12,600	12,447
Total Collateralized Mortgage Obligations (Cost $46,688)		41,112
Loan Assignments — 0.6% (c) (m)
Netherlands — 0.0% ^
CommScope, Inc., 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 3.25%), 8.71%, 4/6/2026	566	495
United States — 0.6%
AppleCaramel Buyer LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 9.10%, 10/19/2027	928	928
Brooks Automation, 1st Lien Term Loan B (1-MONTH SOFR + 3.10%), 8.14%, 2/1/2029	357	355
Brooks Automation, 2nd Lien Term Loan (1-MONTH SOFR + 5.60%), 10.49%, 2/1/2030	225	216
Chamberlain Group LLC (The), 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 8.70%, 11/3/2028	995	973
Claire's Stores, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 6.50%), 11.95%, 12/18/2026 (n)	1,625	1,479
Conair Holdings LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.75%), 9.21%, 5/17/2028	2,853	2,724
CSC Holdings LLC, Term Loan B-6 (1-MONTH CME TERM SOFR + 4.50%), 9.82%, 1/18/2028	368	354
FGI Operating Co. LLC, 1st Lien Term Loan (3-MONTH SOFR + 11.00%), 0.00%, 5/16/2024 ‡ (j)	47	5
Genesys Telecom Holdings US, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.00%), 9.46%, 12/1/2027	2,688	2,689
Hercules Achievement, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 5.00%), 10.46%, 12/15/2026	3,714	3,657
Madison IAQ LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 8.70%, 6/21/2028	613	604
Moran Foods LLC, 1st Lien Super Senior Delayed Term Loan (3-MONTH SOFR + 11.50%), 16.65%, 6/30/2026 ‡	19	19
Moran Foods, LLC, First Lien Term Loan
(2-MONTH SOFR + 2.00%), 12.74%, 6/30/2026 ‡	617	502
(3-MONTH CME TERM SOFR + 2.00%), 12.74%, 6/30/2026 ‡	310	192
Pactiv Evergreen Group Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 8.71%, 9/24/2028	1,731	1,731
Pike Corp., Delayed Draw Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 8.46%, 1/21/2028	518	517
PrimeSource, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 8.91%, 12/28/2027	1,010	972
Serta Simmons Bedding LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 7.50%), 12.82%, 6/29/2028	347	337
Tekni-Plex, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.00%), 9.65%, 9/15/2028	837	817
Triton Water Holdings, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 8.90%, 3/31/2028	327	321
Ultimate Software Group, Inc. (The), 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.75%), 9.23%, 5/4/2026	970	972
		20,364
Total Loan Assignments (Cost $21,097)		20,859
	SHARES (000)
Common Stocks — 0.2%
France — 0.1%
Vallourec SA *	85	1,246

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Luxembourg — 0.0% ^
Intelsat SA ‡ *	35	948
United States — 0.1%
Chesapeake Energy Corp.	13	1,010
Chord Energy Corp.	2	389
Claire's Stores, Inc. ‡ *	1	397
Clear Channel Outdoor Holdings, Inc. *	71	102
Envision Healthcare Corp. ‡ *	3	25
EP Energy Corp. ‡ *	10	17
Goodman Networks, Inc. ‡ *	1	— (k)
iHeartMedia, Inc., Class A *	24	64
Moran Foods Backstop Equity ‡ *	2,629	26
MYT Holding LLC ‡ *	247	87
NMG, Inc. ‡ *	2	175
Serta Simmons Bedding LLC ‡ *	84	1,003
SSB Equipment Co. Inc. ‡ *	84	—
Windstream Holdings, Inc. ‡ *	1	8
		3,303
Total Common Stocks (Cost $5,499)		5,497
Convertible Preferred Stocks — 0.1%
United States — 0.1%
Claire's Stores, Inc. ‡ * (Cost $279)	1	2,100
	NO. OF WARRANTS (000)
Warrants — 0.0% ^
United Kingdom — 0.0% ^
Nmg Research Ltd. expiring 9/24/2027, price 1.00 USD ‡ *(Cost $—)	43	590
	SHARES (000)
Preferred Stocks — 0.0% ^
United States — 0.0% ^
Goodman Networks, Inc. ‡ *	1	— (k)
MYT Holding LLC Series A, 10.00%, 6/6/2029 ‡	419	246
Total Preferred Stocks (Cost $405)		246
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.0% ^
United States — 0.0% ^
U.S. Treasury Bonds , 2.00%, 8/15/2051 (Cost $19)	20	12

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	NO. OF RIGHTS (000)	VALUE ($000)
Rights — 0.0% ^
Luxembourg — 0.0% ^
Intelsat Jackson Holdings SA, expiring 12/5/2025‡ *	8	—
United States — 0.0% ^
Vistra Corp., expiring 12/31/2049‡ *	6	8
Total Rights (Cost $—)		8
	SHARES (000)
Short-Term Investments — 5.5%
Investment Companies — 5.5%
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.39% (o) (p)(Cost $181,013)	180,973	181,082
Total Investments — 104.7% (Cost $3,657,364)		3,422,858
Liabilities in Excess of Other Assets — (4.7)%		(152,751)
NET ASSETS — 100.0%		3,270,107

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
BRL	Brazilian Real
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
CZK	Czech Republic Koruna
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GBP	British Pound
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of November 30, 2023. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JSC	Joint Stock Company
MXN	Mexican Peso
PIK	Payment In Kind
PT	Limited liability company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar
ZAR	South African Rand

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at November 30, 2023 is $141,842 or 4.34% of the Fund’s
net assets as of November 30, 2023.

(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2023.
(d)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(e)	Security is an interest bearing note with preferred security characteristics.
(f)
Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2023.

(g)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2023.

(h)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(i)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2023.

(j)	Defaulted security.
(k)	Value is zero.
(l)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(m)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(n)	Fund is subject to legal or contractual restrictions on the resale of the security.
(o)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(p)	The rate shown is the current yield as of November 30, 2023.
Futures contracts outstanding as of November 30, 2023 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Euro-Bobl	1,304	12/07/2023	EUR	166,851	2,029
Euro-Bund	1,186	12/07/2023	EUR	170,833	3,752
Australia 10 Year Bond	1,528	12/15/2023	AUD	113,744	1,167
U.S. Treasury 10 Year Note	758	03/19/2024	USD	83,297	496
U.S. Treasury 10 Year Ultra Note	1,785	03/19/2024	USD	202,793	1,349
U.S. Treasury 2 Year Note	2,120	03/28/2024	USD	433,606	1,152
U.S. Treasury 5 Year Note	4,545	03/28/2024	USD	485,995	2,620
					12,565

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Short Contracts
Euro-Bobl	(694)	12/07/2023	EUR	(88,799)	(592)
Euro-Bund	(162)	12/07/2023	EUR	(23,335)	(237)
Euro-Buxl 30 Year Bond	(173)	12/07/2023	EUR	(24,533)	(916)
Euro-Schatz	(679)	12/07/2023	EUR	(77,889)	1
Japan 10 Year Bond	(236)	12/13/2023	JPY	(232,880)	(597)
U.S. Treasury 10 Year Note	(85)	03/19/2024	USD	(9,341)	(56)
U.S. Treasury 10 Year Ultra Note	(2,337)	03/19/2024	USD	(265,505)	(1,776)
U.S. Treasury Long Bond	(210)	03/19/2024	USD	(24,491)	(174)
U.S. Treasury Ultra Bond	(1,349)	03/19/2024	USD	(166,096)	(2,153)
Long Gilt	(727)	03/26/2024	GBP	(88,733)	638
U.S. Treasury 5 Year Note	(2,127)	03/28/2024	USD	(227,439)	(1,251)
(7,113)
5,452

Abbreviations
AUD	Australian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	United States Dollar

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
Forward foreign currency exchange contracts outstanding as of November 30, 2023 (amounts in thousands):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
EUR	2,084	USD	2,264	HSBC Bank, NA	12/5/2023	5
EUR	427	USD	464	Morgan Stanley	12/5/2023	1
AUD	12,604	USD	8,103	Citibank, NA	12/27/2023	232
CLP	15,006,417	USD	16,611	Citibank, NA**	12/27/2023	566
CLP	7,270,016	USD	8,113	Goldman Sachs International**	12/27/2023	208
CNY	14,245	USD	1,957	Citibank, NA**	12/27/2023	50
EUR	1,982	USD	2,153	Standard Chartered Bank	12/27/2023	6
GBP	2,392	USD	3,016	BNP Paribas	12/27/2023	4
JPY	9,532,143	USD	63,247	BNP Paribas	12/27/2023	1,296
KRW	21,071,303	USD	16,183	BNP Paribas**	12/27/2023	40
KRW	44,732,538	USD	33,994	Goldman Sachs International**	12/27/2023	444
PLN	65,945	USD	15,928	BNP Paribas	12/27/2023	541
PLN	46,415	USD	11,476	HSBC Bank, NA	12/27/2023	116
PLN	46,449	USD	11,444	Merrill Lynch International	12/27/2023	156
THB	582,612	USD	16,203	BNP Paribas	12/27/2023	395
THB	580,013	USD	16,391	Goldman Sachs International	12/27/2023	132
TWD	524,151	USD	16,579	Goldman Sachs International**	12/27/2023	200
USD	3,678	EUR	3,348	Royal Bank of Canada	12/27/2023	30
USD	1,129	GBP	894	HSBC Bank, NA	12/27/2023	1
USD	16,319	KRW	21,038,639	Bank of America NA**	12/27/2023	122
USD	3,888	MXN	67,361	BNP Paribas	12/27/2023	25
USD	16,173	MXN	280,990	Goldman Sachs International	12/27/2023	56
USD	16,289	THB	564,192	Goldman Sachs International	12/27/2023	216
USD	66,157	ZAR	1,241,242	BNP Paribas	12/27/2023	449
USD	3,565	ZAR	66,488	Morgan Stanley	12/27/2023	46
USD	492,493	EUR	450,742	Morgan Stanley	1/3/2024	1,147
USD	1,586	EUR	1,453	State Street Corp.	1/3/2024	2
USD	14,816	GBP	11,712	HSBC Bank, NA	1/3/2024	26
Total unrealized appreciation						6,512
EUR	450,742	USD	491,810	Morgan Stanley	12/5/2023	(1,158)
GBP	11,712	USD	14,811	HSBC Bank, NA	12/5/2023	(26)
USD	5,548	EUR	5,187	Barclays Bank plc	12/5/2023	(99)
USD	6,865	EUR	6,326	BNP Paribas	12/5/2023	(21)
USD	5,059	EUR	4,721	Goldman Sachs International	12/5/2023	(79)
USD	5,174	EUR	4,766	Merrill Lynch International	12/5/2023	(14)
USD	460,506	EUR	432,254	Morgan Stanley	12/5/2023	(10,020)
USD	14,275	GBP	11,712	HSBC Bank, NA	12/5/2023	(511)
BRL	10,735	USD	2,200	Citibank, NA**	12/27/2023	(25)
INR	2,624,421	USD	31,530	BNP Paribas**	12/27/2023	(66)
JPY	4,800,250	USD	32,546	HSBC Bank, NA	12/27/2023	(43)
JPY	4,791,171	USD	32,578	Morgan Stanley	12/27/2023	(137)
KRW	21,110,264	USD	16,325	Citibank, NA**	12/27/2023	(74)
THB	575,472	USD	16,401	Citibank, NA	12/27/2023	(7)
USD	8,139	AUD	12,746	BNP Paribas	12/27/2023	(290)
USD	8,116	CLP	7,221,272	BNP Paribas**	12/27/2023	(149)
USD	35,845	CZK	812,713	BNP Paribas	12/27/2023	(521)
USD	55,764	EUR	51,981	Goldman Sachs International	12/27/2023	(879)
USD	1,976	GBP	1,566	Barclays Bank plc	12/27/2023	— (a)
USD	95	GBP	76	HSBC Bank, NA	12/27/2023	(1)
USD	52,185	GBP	42,351	Morgan Stanley	12/27/2023	(1,294)
USD	249	GBP	200	State Street Corp.	12/27/2023	(4)
USD	15,229	HUF	5,393,671	Citibank, NA	12/27/2023	(178)
USD	16,329	IDR	255,892,897	Barclays Bank plc**	12/27/2023	(115)
USD	65,391	JPY	9,794,724	Goldman Sachs International	12/27/2023	(930)
USD	106,235	MXN	1,861,197	Citibank, NA	12/27/2023	(520)
USD	17,617	PHP	986,315	Barclays Bank plc**	12/27/2023	(153)
USD	22,454	PLN	92,591	Barclays Bank plc	12/27/2023	(669)

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	16,241	SGD	21,735	Barclays Bank plc	12/27/2023	(26)
USD	16,571	TWD	534,494	Goldman Sachs International**	12/27/2023	(539)
ZAR	302,160	AUD	25,026	Citibank, NA	12/27/2023	(553)
ZAR	149,989	USD	8,139	Merrill Lynch International	12/27/2023	(199)
Total unrealized depreciation						(19,300)
Net unrealized depreciation						(12,788)

Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CLP	Chile Peso
CNY	China Yuan
CZK	Czech Republic Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Republic Won
MXN	Mexican Peso
PHP	Philippines Peso
PLN	Polish Zloty
SGD	Singapore Dollar
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

(a)	Amount rounds to less than one thousand.
**	Non-deliverable forward.
Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of November 30, 2023 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.EM.40-V1	1.00	Quarterly	12/20/2028	1.88	USD48,000	2,816	(1,094)	1,722
CDX.NA.HY.41-V2	5.00	Quarterly	12/20/2028	4.03	USD144,280	(892)	(6,082)	(6,974)
CDX.NA.HY.41-V2	5.00	Quarterly	12/20/2028	4.03	USD144,280	(1,300)	(5,674)	(6,974)
						(2,192)	(11,756)	(13,948)
						624	(12,850)	(12,226)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar
Centrally Cleared interest rate swap contracts outstanding as of November 30, 2023 (amounts in thousands):

FLOATING RATE INDEX (a)	FIXED RATE	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS) ($)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
1 day SOFR annually	2.95 annually	Receive	12/17/2035	USD46,500	—	3,265	3,265
1 day SOFR annually	3.03 annually	Receive	12/4/2035	USD93,000	—	5,933	5,933
1 day SOFR annually	3.71 annually	Receive	7/14/2036	USD70,000	22	1,009	1,031
1 day CDI at termination	10.58 at termination	Pay	1/2/2026	BRL181,100	—	421	421
1 day CDI at termination	11.00 at termination	Pay	1/4/2027	BRL107,580	—	596	596
1 day CDI at termination	11.91 at termination	Pay	1/2/2025	BRL259,038	—	(273)	(273)
1 day CDI at termination	11.92 at termination	Pay	1/2/2025	BRL235,678	—	124	124
					22	11,075	11,097
1 day SOFR annually	2.74 annually	Pay	12/17/2027	USD210,000	—	(3,153)	(3,153)
1 day SOFR annually	2.87 annually	Pay	12/4/2027	USD420,000	—	(5,374)	(5,374)
1 week CNY NDIRS quarterly	3.40 quarterly	Receive	9/20/2028	CNY746,162	—	(3,255)	(3,255)
1 day SOFR annually	3.60 annually	Pay	7/14/2028	USD320,000	(1)	(185)	(186)
1 day TONAR annually	0.65 annually	Receive	12/20/2028	JPY12,125,000	—	(438)	(438)
1 day TONAR annually	0.62 annually	Receive	12/20/2028	JPY12,125,000	—	(334)	(334)
					(1)	(12,739)	(12,740)
					21	(1,664)	(1,643)

Abbreviations
BRL	Brazilian Real
CDI	Certificate of interbank deposits
CNY	China Yuan
JPY	Japanese Yen
NDIRS	Non-Deliverable Interest Rate Swap
SOFR	Secured Overnight Financing Rate
TONAR	Tokyo Overnight Average Rate
USD	United States Dollar

(a)	Value of floating rate index at November 30, 2023 was as follows:

FLOATING RATE INDEX	VALUE
1 day CDI	0.32%
1 day SOFR	5.33
1 day TONAR	-0.02
1 week CNY NDIRS	2.32

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2023.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities
Cayman Islands	$—	$21,334	$102	$21,436
United States	—	84,100	1,174	85,274
Total Asset-Backed Securities	—	105,434	1,276	106,710
Collateralized Mortgage Obligations
United States	—	27,845	13,267	41,112
Commercial Mortgage-Backed Securities
United States	—	59,836	9,529	69,365
Common Stocks
France	—	1,246	—	1,246
Luxembourg	—	—	948	948
United States	1,565	—	1,738	3,303
Total Common Stocks	1,565	1,246	2,686	5,497
Convertible Bonds	—	116,098	—	116,098
Convertible Preferred Stocks	—	—	2,100	2,100
Corporate Bonds
Australia	—	14,751	—	14,751
Austria	—	2,317	—	2,317
Belgium	—	19,190	—	19,190
Brazil	—	18,038	—	18,038
Canada	—	39,963	—	39,963
Chile	—	3,230	—	3,230
China	—	25,542	—	25,542
Colombia	—	2,358	—	2,358
Denmark	—	20,299	—	20,299
France	—	127,644	—	127,644
Germany	—	68,497	—	68,497
India	—	8,866	—	8,866
Indonesia	—	9,953	—	9,953
Ireland	—	60,493	—	60,493
Israel	—	9,293	—	9,293
Italy	—	106,448	—	106,448
Japan	—	12,602	—	12,602
Kazakhstan	—	9,423	—	9,423
Kuwait	—	2,478	—	2,478
Luxembourg	—	19,790	— (a)	19,790
Malaysia	—	3,890	—	3,890
Mexico	—	28,708	—	28,708
Morocco	—	2,063	—	2,063
Netherlands	—	51,131	—	51,131
Norway	—	4,911	—	4,911

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Portugal	$—	$17,066	$—	$17,066
South Africa	—	7,241	—	7,241
Spain	—	89,552	—	89,552
Sweden	—	16,644	—	16,644
Switzerland	—	22,269	—	22,269
United Arab Emirates	—	2,413	—	2,413
United Kingdom	—	187,082	—	187,082
United States	—	1,069,369	1,300	1,070,669
Total Corporate Bonds	—	2,083,514	1,300	2,084,814
Foreign Government Securities	—	476,121	—	476,121
Loan Assignments
Netherlands	—	495	—	495
United States	—	19,646	718	20,364
Total Loan Assignments	—	20,141	718	20,859
Mortgage-Backed Securities	—	318,244	—	318,244
Preferred Stocks	—	—	246	246
Rights	—	—	8	8
U.S. Treasury Obligations	—	12	—	12
Warrants	—	—	590	590
Short-Term Investments
Investment Companies	181,082	—	—	181,082
Total Investments in Securities	$182,647	$3,208,491	$31,720	$3,422,858
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$6,512	$—	$6,512
Futures Contracts	12,037	1,167	—	13,204
Swaps	—	11,075	—	11,075
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(19,300)	—	(19,300)
Futures Contracts	(7,752)	—	—	(7,752)
Swaps	—	(25,589)	—	(25,589)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$4,285	$(26,135)	$—	$(21,850)

(a)	Amount rounds to less than one thousand.
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 28, 2023	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2023
Investments in Securities:
Asset-Backed Securities	$1,814	$—	$44	$2	$—	$(584)	$—	$—	$1,276
Collateralized Mortgage Obligations	13,746	—	657	— (a)	—	(1,136)	—	—	13,267
Commercial Mortgage-Backed Securities	9,736	—	(206)	(1)	—	—	—	—	9,529

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
	Balance as of February 28, 2023	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2023
Common Stocks	$1,834	$58	$(583)	$—	$1,435	$(58)	$—	$—	$2,686
Convertible Preferred Stocks	2,236	—	(136)	—	—	—	—	—	2,100
Corporate Bonds	— (a)	1	(268)	(8)	—	(1)	1,576	—	1,300
Loan Assignments	5	—	(64)	165	612	— (a)	—	—	718
Preferred Stocks	375	—	(129)	—	—	—	—	—	246
Rights	8	—	— (a)	—	—	—	—	—	8
Warrants	1,293	—	(703)	—	—	—	—	—	590
Total	$31,047	$59	$(1,388)	$158	$2,047	$(1,779)	$1,576	$—	$31,720

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Amount rounds to less than one thousand.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2023, which were valued using significant unobservable inputs (level 3) amounted to $(1,383).
There were no significant transfers into or out of level 3 for the period ended November 30, 2023.
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at November 30, 2023	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$17	Terms of Exchange Offer / Restructuring	Expected Recovery	$1.60 ($1.60)
	- (b )	Market Comparable Companies	EBITDA Multiple (c)	5.0x (5.0x)
			Liquidity Discount	30.00% (0.00%)

Common Stocks	17
	1,276	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 20.00% (7.89%)
			Yield (Discount Rate of Cash Flows)	6.55% - 10.31% (8.63%)
Asset-Backed Securities	1,276
	12,447	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	11.69% (11.69%)

Collateralized Mortgage Obligations	12,447
	5	Terms of Restructuring	Expected Recovery	10.90% (10.90%)

Loan Assignments	5

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
	Fair Value at November 30, 2023	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	- (b )	Pending Distribution Amount	Expected Recovery	$0.01 ($0.01)

Rights	- (b )
Total	13,745

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services.  At November 30, 2023, the value of these investments was $17,975. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Amount rounds to less than one thousand.
(c)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2023
Security Description	Value at February 28, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2023	Shares at November 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.39% (a) (b)	$25,638	$1,167,639	$1,012,228	$(25)	$58	$181,082	180,973	$7,697	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2023.
C. Derivatives — The Fund used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.
Notes (1) — (3) below describe the various derivatives used by the Fund.

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
(1). Futures Contracts — The Fund used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.
The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.
The use of futures contracts exposes the Funds to . The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds' credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Funds' futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2). Forward Foreign Currency Exchange Contracts— The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.
The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
The Fund's forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).
The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.
(3). Swaps — The Fund engaged in various swap transactions to manage credit, interest rate (e.g., duration, yield curve), currency, inflation and total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on swaps. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.
The Fund may be required to post or receive collateral based on the net value of the Fund's outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund's custodian bank.
The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.
The Fund's swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.
Credit Default Swaps
The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.
The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.
Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.
If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund's portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.
Interest Rate Swaps
The Fund entered into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically based on a fixed interest rate.